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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 07538

                          LORD ABBETT SECURITIES TRUST
                          ----------------------------
               (Exact name of Registrant as specified in charter)


                     90 HUDSON STREET, JERSEY CITY, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 HUDSON STREET, JERSEY CITY, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 10/31

Date of reporting period: 4/30/2005
                          ---------

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ITEM 1:     REPORT TO SHAREHOLDERS.
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[LORD ABBETT LOGO]

 2005
   SEMI-
  ANNUAL
     REPORT

 LORD ABBETT
   ALL VALUE FUND
   ALPHA FUND
   INTERNATIONAL CORE EQUITY
     FUND
   INTERNATIONAL OPPORTUNITIES
     FUND
   LARGE-CAP VALUE FUND

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

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LORD ABBETT SECURITIES TRUST
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Securities Trust's strategies and performance for the six-month period ended April 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

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Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy began the six-month period ended April 30, 2005 with signs of healthy growth. However, by period end, investor optimism had waned as energy prices soared and the stock market relinquished some of its previous gains.

    Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25% increments in November, December, February and March, bringing the rate to 2.75% at the end of the six-month period. (The fed funds rate is the rate charged by banks with excess reserves at the Federal Reserve district bank to other banks needing overnight loans to meet reserve requirements.) The March interest rate hike marked the seventh quarter-point increase since June 2004.

    Broad stock indices finished calendar year 2004 strong, but stumbled out of the gate in early 2005. The S&P 500 Index(1) gained 4.1% in November 2004 and 3.4% in December 2004, finishing calendar year 2004 with a 10.9% gain. By the end of the first quarter of 2005, however, the Index had declined 2.2%, largely reflecting investors' concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel.

    Nonetheless, the U.S. economy continued to grow at a healthy pace during the first quarter of 2005 and, despite rising interest rates, corporate fundamentals remained positive. Improved profitability continued to generate excess cash, strengthening corporate balance sheets, and business spending picked up.

    Elsewhere, U.S. housing starts reached their highest reported level in 21 years,

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and the unemployment rate remained stable at 5.2%, except for a small uptick to
5.4% in February of 2005.

    By the end of the six-month period, however, investors had more to fret about than the price of oil when a warning on profits from General Motors triggered a flight out of equity and the Consumer Price Index (CPI) showed a slight upward bias. (The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) In April, for the third consecutive month, the Consumer Confidence Index declined. (Based on a representative sample of 5,000 households, the Consumer Confidence Index measures consumer confidence about current business, employment and economic conditions as well as their expectations for the same six months hence.) As the six-month period ended April 30, 2005 came to a close, investors were cautious.

    Meanwhile, as in domestic markets, the international equity markets, as measured by the MSCI Europe, Australasia and Far East (EAFE)(R) Index,(2) began the six-month period with strong gains, but ended with a market slow down. The broad-based rally in foreign stocks in the beginning of the six-month period reflected better corporate earnings growth. Emerging markets also did exceptionally well as world economic growth reached a twenty-year high. This continued through December of 2004 and into January and February of 2005 as corporate earnings tracked positively with strong global growth.

    The trend ended abruptly, however, in March as higher energy prices, as well as interest-rate and credit-risk concerns in the United States and emerging markets prompted a widespread sell-off of "risky" assets. Despite the sharp market correction, most major international equity indexes finished the first quarter of calendar 2005 in positive territory when measured in local currencies. But, the U.S. dollar rose versus most major foreign currencies, eroding these gains by roughly 4.5% and leaving the overall MSCI EAFE(R) Index in U.S. dollars down slightly for the first quarter of calendar 2005. In April, market volatility and overall negative returns continued throughout the world's markets.

    On a regional basis, the Chinese economy, which had been growing strongly throughout much of 2004, began to slow due to economic controls put into place by the Chinese government. This caused many of the other Asian economies including Japan, Korea, and Taiwan to slow down as well. The European economies also slowed as corporations and consumers reduced spending.

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LORD ABBETT ALL VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 3.3%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 3000(R) Value Index,(3) which returned 6.3% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are 1 Year: 2.38%, 5 Years: 4.54% and Since Inception (July 15,
1996): 11.29%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The largest detractor to portfolio performance relative to the benchmark for the six-month period ended April 30, 2005 was stock selection within the materials and processing sector. Many basic materials underperformed in the six-month period. The materials and processing sector includes companies in the business of producing or refining goods usually derived from natural resources, including chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products companies. A gold company disappointed based on overall declining gold prices between November 2004 and February 2005. An aluminum products producer and a producer of paper, packaging and forest products also performed poorly because of slowing demand in the first quarter of 2005 as energy prices rose.

    In addition, poor performance by several holdings within the producer durables sector hurt performance. Producer durables include industrials and capital goods used in the production of other goods such as industrial buildings, machinery and equipment. A machinery manufacturer underperformed due to a

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slow down in orders. Also, a leading manufacturer of small engines suffered because of poor spring weather, the bankruptcy of one of its customers and rising energy costs. The Fund's underweight position within the strong-performing consumer staples sector also took away from performance for the six-month period. Consumer staples companies include those that produce or sell regularly consumed goods, such as food, beverages, tobacco, prescription drugs, and household products.

    A substantial underweight position within the poorly performing financial services sector was the largest positive contributor to relative Fund performance for the six-month period. Additionally, the other energy and integrated oil sectors made a strong contribution to the base return. Virtually every energy-related holding was up significantly due to the rising cost of oil and increases in oil and gas drilling, and the portfolio's overweight position within the other energy sector contributed favorably. Strong stock selection within the auto & transportation sector helped performance as did the choice of holdings within the consumer discretionary sector. The consumer discretionary sector includes stocks within the consumer durables, apparel, media, hotel and leisure industries.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT ALPHA FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: The Alpha Fund uses a "fund of funds" approach, which currently divides assets among Lord Abbett Developing Growth Fund, Lord Abbett Securities Trust - International Opportunities Fund and Lord Abbett Research Fund, Inc. - Small-Cap Value Fund. As a result, the Fund's performance is directly related to the performance of its underlying funds.

    For the six-month period ended April 30, 2005, the Alpha Fund returned 4.3%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup Small Cap World Index,(4) which returned 7.9% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are 1 Year: 0.66%, 5 Years: -0.20% and Since Inception (March 18, 1998): 1.73%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A

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shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT DEVELOPING GROWTH FUND COMPONENT
(APPROXIMATELY 27.7% OF ALPHA FUND'S PORTFOLIO)

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned -2.1%, reflecting performance at the Net Asset Value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index,(5) which returned -2.0% over the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y share investments and include the reinvestment of all distributions, are 1 Year: -1.75%, 5 Years:
-4.23% and Since Inception (December 30, 1997): 1.55%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest detractor to the Fund's performance relative to the benchmark for the six-month period ended April 30, 2005 was stock selection within the consumer discretionary sector. This sector includes consumer durables, apparel, media, hotel and leisure industries. A producer of watches and related accessories suffered when reduced demand caused a build up of inventory resulting in a slow down in the company's growth. An online retailer of closed out merchandise underperformed when its expenses grew faster than anticipated offsetting expanded sales.

    Selection of stocks within the materials and processing sector also hurt portfolio performance. The materials and processing sector includes companies in the business of producing or refining goods usually derived from natural resources, including chemicals, construction materials, containers and

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packaging, metals and mining, and paper and forest products companies.
Elsewhere, a service provider to the telecommunications industry performed poorly during the six-month period when a number of large telephone companies unexpectedly delayed the rollout of fiber-based, high-speed internet access to private homes.

    Stock selection within the healthcare sector was the largest positive contributor to portfolio performance. A manufacturer of DNA chip technology used for the discovery of genetic information needed to diagnose, monitor and treat disease reported greater-than-expected revenue and growth due to positive market reaction to a new product. Also, a provider of managed care organizations based in Nevada outperformed because of greater-than-anticipated patient enrollment. In addition, choice of holdings within the technology sector aided performance. A provider of technology services to the U.S. government outperformed when it was awarded some large federal government contracts. Another technology holding, a leading provider of Global Positioning System (GPS) technology, gained due to the success of its new products in the engineering, construction and agricultural markets.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND COMPONENT
(APPROXIMATELY 40.2% OF ALPHA FUND'S PORTFOLIO)

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 9.4%, reflecting performance at the Net Asset Value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup U.S. $500 Million - U.S. $2.5 Billion World ex-U.S. Index,(6) which returned 13.1% over the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y shares and include the reinvestment of all distributions, are 1 Year: 10.18%, 5 Years: -6.56% and Since Inception (December 30, 1997):
0.79%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

    SEE DISCUSSION ABOUT LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND ON PAGE 9.

6
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LORD ABBETT SMALL-CAP VALUE FUND COMPONENT
(APPROXIMATELY 29.7% OF ALPHA FUND'S PORTFOLIO)

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 3.9%, reflecting performance at the Net Asset Value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Value Index(7) which returned 1.5% over the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y share investments and include the reinvestment of all distributions, are 1 Year: 11.17%, 5 Years:
15.40% and Since Inception (December 30, 1997): 11.22%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection and an overweight position within the producer durables sector were the greatest contributors to the Fund's outperformance relative to its benchmark for the six-month period ended April 30, 2005. Producer durables include industrials and capital goods used in the production of other goods such as industrial buildings, machinery and equipment. A provider of equipment and software to electric, gas and water utilities was the best sector performer for the six-month period. The company is benefiting from public utility commission increases in budgets for utilities to upgrade utility meters and automated meter reading systems. In addition, three aerospace equipment manufacturing holdings reported gains. An underweight position and strong stock selection within the overall poorly performing technology sector also aided relative portfolio performance. A developer of enterprise applications serving the hospitality and specialty retail industries was a strong technology performer during the six-month period.

    Stock selection within the consumer discretionary sector was the largest detractor to Fund performance. The consumer discretionary sector includes companies that produce or sell goods typically consumed on an irregular or one-time basis, including automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing companies. A quality furniture retailer underperformed due to an increasingly competitive market

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environment and the company's introduction of a new, unproven retail strategy.
Also, an importer of gifts and home furnishings disappointed when its turnaround efforts stalled.

    A provider of specialized management consulting and technical services in the areas of resource management, infrastructure and communications reported poor performance when a turnaround continued to fall behind expectations. An underweight position within the strong performing utilities sector also took away from relative performance. While selection of a large water utility company produced strong returns, the portfolio was negatively impacted by its very small position in this sector.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT INTERNATIONAL CORE EQUITY FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 9.5%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the MSCI Europe, Australasia, Far East (EAFE)(R) Index,(2) which returned 9.0% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are 1 Year: 7.32% and Since Inception (December 31, 2003): 4.42%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The primary contributor to Fund performance relative to its benchmark for the six-month period ended April 30, 2005 was stock selection within the

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telecommunication services sector. Higher dividends and increased buy-backs of shares led to strong stock prices among a number of large European telecommunications companies. Good stock selection and an overweight position within the energy sector also helped performance. Much of the energy outperformance can be attributed to strength among Asian energy companies and a European exploration and production company.

    In addition, stock selection and an overweight position within the consumer discretionary sector boosted Fund performance. The consumer discretionary sector includes companies that produce or sell goods typically consumed on an irregular or one-time basis. These include automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing companies. Strong performance in this sector was due to outstanding returns from a Spanish television station, a global publishing company and a Japanese retailer.

    The greatest detractor to performance relative to its benchmark for the six-month period ended April 30, 2005 was stock selection within healthcare. Two global pharmaceutical companies reported earnings below market expectations, as did a generic drug company and a medical equipment company both based in Eastern Europe. Stock selection in the financial services sector also took away from performance as Asian financial companies underperformed the period. Finally, an underweight position in the utilities sector also hurt relative performance as this sector produced strong returns for the six-month period.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 9.2%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup U.S. $500 Million - U.S. $2.5 Billion World ex-U.S. Index,(6) which returned 13.1% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are 1 Year:
3.45%, 5 Years: -7.97% and Since Inception (December 13, 1996): 1.85%. Class A shares purchased subject to a front-end sales charge have no

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contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The largest detractor to portfolio performance relative to its benchmark for the six-month period ended April 30, 2005 was stock selection within the telecommunication services sector including significant underperformance by an Italian telecommunications provider. The company was considering a takeover perceived by the market to be very dilutive. They then executed a substantial equity offering equal to about 40% of its market capitalization. Market reaction to this strategy was not favorable during the period.

    Another holding that took away from performance was a Canadian soft drink producer within the consumer staples sector. Consumer staples companies include those that produce or sell regularly consumed goods, such as food, beverages, tobacco, prescription drugs, and household products. The soft drink company was hurt by higher-than-expected raw material prices including an increase in the price of plastics. Overall, stock selection within Japan and the United Kingdom negatively impacted portfolio return for the six-month period.

    The biggest positive contributor to portfolio performance was an underweight position within the materials sector. This sector includes companies in the business of producing or refining goods usually derived from natural resources, including chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products companies. Valuations in materials were becoming extended compared to historical levels indicating the prudence of a smaller position at this time.

    Stock selection within the financials sector also helped performance, specifically in the real estate markets of Japan and Hong Kong. After 15 years of continuous price declines for Japanese real estate, there were finally signs of very strong demand for property and the first signs of improving rent. In Hong Kong,

10
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office rental space prices have nearly doubled. This is a significant change after several years of declining Hong Kong rental prices.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LARGE-CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 3.9%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Value Index,(8) which returned 6.7% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are 1 Year: 1.45% and Since Inception (June 30, 2003): 9.20%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest detractor to the Fund's performance relative to its benchmark for the six-month period ended April 30, 2005 was stock selection within the producer durables sector. Producer durables include industrials and capital goods used in the production of other goods such as industrial buildings, machinery and equipment. A machinery manufacturer underperformed due to a slowdown in orders. Another machinery manufacturer holding underperformed due to expectations of a moderation in final demand in 2005 and higher material costs. In addition, a technology and business services company and a semiconductor testing equipment company were hurt by lower-than-expected corporate spending on technology-related capital goods throughout the first quarter of 2005.

--------------------------------------------------------------------------------

    Stock selection within the consumer staples sector also hurt performance. Consumer staples companies include those that produce or sell regularly consumed goods, such as food, beverages, tobacco, prescription drugs, and household products. A producer of cereals and snack foods underperformed as investors reacted with uncertainty to the resignation of the company's CEO to become U.S. Secretary of Commerce. Another food company also reported poor performance due to investors' fears that increases in the costs of packaging and other commodities may undermine the company's cost saving program.

    An underweight position within the financial services sector was the greatest positive contributor to portfolio performance. An HMO health insurer was helped by the strong overall performance of the healthcare industry. Another financial services holding gained because of strong sales of variable annuities and better-than-expected underwriting results in its property and casualty insurance business. An overweight position within the healthcare sector was also a significant positive contributor to portfolio performance. Four drug industry holdings performed well as demand for drugs remained steady and a slowing economy shifted investor focus to less economically sensitive stocks.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, CONTACT YOUR INVESTMENT PROFESSIONAL, OR LORD ABBETT DISTRIBUTOR LLC AT (800) 874-3733 OR www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

(1) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

(2) The MSCI Europe, Australasia and Far East (EAFE)(R) Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium and large capitalization companies from the aforementioned global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia and the Far East. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

(3) The Russell 3000(R) Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value indices. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(4) The S&P/Citigroup Small Cap World Index is a subset of the Global Citigroup Broad Market Index (BMI).

(5) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

(6) S&P/Citigroup Global Equity Index System(SM) and the names of each of the indices and subindices which it comprises (GEIS and such indices and subindices, each an "Index" and collectively, the "Indices") are service marks of Citigroup. The S&P/Citigroup U.S. $500 Million - U.S. $2.5 Billion World ex-U.S. Index is a subset of the Global S&P/Citigroup Broad Market Index (BMI). The World ex-U.S. composite includes all developed countries except the United States. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(7) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

(8) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of April 30, 2005; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see a Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLES

    As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes) and redemption fees (International Core Equity Fund and International Opportunties Fund only); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 through April 30, 2005).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 11/1/04 - 4/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5.0% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.0% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ALL VALUE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING      ENDING       EXPENSES
                                                     ACCOUNT       ACCOUNT     PAID DURING
                                                      VALUE         VALUE        PERIOD+
                                                   -----------   -----------   -----------
                                                                                 11/1/04 -
                                                     11/1/04       4/30/05       4/30/05
                                                   -----------   -----------   -----------
CLASS A
Actual                                             $  1,000.00   $  1,032.90   $      5.90
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,018.99   $      5.86
CLASS B
Actual                                             $  1,000.00   $  1,029.90   $      9.13
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,015.79   $      9.07
CLASS C
Actual                                             $  1,000.00   $  1,030.20   $      9.13
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,015.79   $      9.07
CLASS P
Actual                                             $  1,000.00   $  1,032.40   $      6.40
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,018.49   $      6.36
CLASS Y
Actual                                             $  1,000.00   $  1,034.50   $      4.07
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,020.79   $      4.04

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.81% for Classes B and C, 1.26% for Class P and 0.81% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2005

SECTOR                       %*
Auto & Transportation        2.92%
Consumer Discretionary      10.10%
Consumer Staples             2.96%
Financial Services          13.51%
Healthcare                   8.06%
Integrated Oils              7.38%
Materials & Processing      15.64%
Other                        7.83%
Other Energy                 7.14%
Producer Durables            8.07%
Short-Term Investment        4.52%
Technology                   5.86%
Utilities                    6.01%
Total                      100.00%

*   Represents percent of total investments.

ALPHA FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING      ENDING       EXPENSES
                                                     ACCOUNT       ACCOUNT     PAID DURING
                                                      VALUE         VALUE         PERIOD+
                                                   -----------   -----------   -----------
                                                                                11/1/04 -
                                                     11/1/04       4/30/05       4/30/05
                                                   -----------   -----------   -----------
CLASS A
Actual                                             $  1,000.00   $  1,042.60   $      1.79
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,023.04   $      1.77
CLASS B
Actual                                             $  1,000.00   $  1,039.50   $      5.05
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,019.84   $      5.00
CLASS C
Actual                                             $  1,000.00   $  1,040.10   $      5.05
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,019.84   $      5.00
CLASS Y
Actual                                             $  1,000.00   $  1,044.70   $      0.00
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,024.79   $      0.00

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY INVESTMENT OBJECTIVE
APRIL 30, 2005

INVESTMENT OBJECTIVE               %*
Long-Term Growth of Capital+      27.67%
Long-Term Capital Appreciation+   69.87%
Short-Term Investment              2.46%
Total                            100.00%

*   Represents percent of total investments.
+ Alpha Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC. The category shown represents the investment objective of these Underlying Funds.

INTERNATIONAL CORE EQUITY FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING      ENDING       EXPENSES
                                                     ACCOUNT       ACCOUNT     PAID DURING
                                                      VALUE         VALUE        PERIOD+
                                                   -----------   -----------   -----------
                                                                                11/1/04 -
                                                     11/1/04       4/30/05       4/30/05
                                                   -----------   -----------   -----------
CLASS A
Actual                                             $  1,000.00   $  1,094.90   $      8.17
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,016.99   $      7.86
CLASS B
Actual                                             $  1,000.00   $  1,091.70   $     11.40
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,013.89   $     10.97
CLASS C
Actual                                             $  1,000.00   $  1,091.60   $     11.40
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,013.89   $     10.97
CLASS P
Actual                                             $  1,000.00   $  1,095.10   $      8.48
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,016.69   $      8.17
CLASS Y
Actual                                             $  1,000.00   $  1,097.30   $      6.29
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,018.79   $      6.05

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.58% for Class A, 2.22% for Classes B and C, 1.67% for Class P and 1.22% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2005

SECTOR                        %*
Auto                         2.57%
Basic Industry               1.77%
Capital Goods                2.04%
Consumer Cyclicals           2.31%
Consumer Discretionary       1.54%
Consumer Non-Cyclicals       0.52%
Consumer Services            3.81%
Consumer Staples             6.42%
Energy                       4.63%
Financial Services          24.41%
Healthcare                   9.37%
Integrated Oils              1.79%
Materials & Processing       8.42%
Other                        3.63%
Producer Durables            3.31%
Short-Term Investment        3.28%
Technology                   6.42%
Telecommunications          10.69%
Transportation               1.13%
Utilities                    1.94%
Total                      100.00%

*   Represents percent of total investments.

INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING      ENDING       EXPENSES
                                                     ACCOUNT       ACCOUNT     PAID DURING
                                                      VALUE         VALUE        PERIOD+
                                                   -----------   -----------   -----------
                                                                                 11/1/04 -
                                                     11/1/04       4/30/05       4/30/05
                                                   -----------   -----------   -----------
CLASS A
Actual                                             $  1,000.00   $  1,091.60   $      8.89
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,016.29   $      8.57
CLASS B
Actual                                             $  1,000.00   $  1,088.60   $     12.32
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,012.99   $     11.88
CLASS C
Actual                                             $  1,000.00   $  1,088.00   $     12.32
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,012.99   $     11.88
CLASS P
Actual                                             $  1,000.00   $  1,093.70   $      7.75
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,017.39   $      7.46
CLASS Y
Actual                                             $  1,000.00   $  1,093.90   $      7.12
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,017.99   $      6.86

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.72% for Class A, 2.37% for Classes B and C, 1.49% for Class P and 1.37% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2005

SECTOR                            %*
Basic Materials                  5.32%
Conglomerates                    1.01%
Consumer Cyclicals              16.19%
Consumer Non-Cyclicals           6.04%
Diversified Financials           1.91%
Energy                           5.88%
Healthcare                       8.19%
Industrial Goods & Services     16.62%
Non-Property Financials         12.28%
Property & Property Services     6.72%
Short-Term Investment            0.15%
Technology                       9.49%
Telecommunications               2.23%
Transportation                   3.63%
Utilities                        4.34%
Total                          100.00%

*   Represents percent of total investments.

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING      ENDING       EXPENSES
                                                     ACCOUNT       ACCOUNT     PAID DURING
                                                      VALUE         VALUE        PERIOD+
                                                   -----------   -----------   -----------
                                                                                 11/1/04 -
                                                     11/1/04       4/30/05       4/30/05
                                                   -----------   -----------   -----------
CLASS A
Actual                                             $  1,000.00   $  1,038.60   $      4.79
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,020.09   $      4.75
CLASS B
Actual                                             $  1,000.00   $  1,035.20   $      8.04
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,016.89   $      7.97
CLASS C
Actual                                             $  1,000.00   $  1,034.50   $      8.04
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,016.89   $      7.97
CLASS P
Actual                                             $  1,000.00   $  1,037.90   $      5.30
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,019.59   $      5.25
CLASS Y
Actual                                             $  1,000.00   $  1,040.30   $      2.96
Hypothetical (5% Return Before Expenses)           $  1,000.00   $  1,021.89   $      2.93

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.60% for Classes B and C, 1.05% for Class P and 0.60% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2005

SECTOR                           %*
Consumer Discretionary           7.83%
Consumer Staples                11.03%
Energy                           8.63%
Financials                      12.87%
Healthcare                      15.58%
Industrials                     17.00%
Information Technology           6.48%
Materials                       10.93%
Short-Term Investment            5.75%
Telecommunication Services       3.49%
Utilities                        0.41%
Total                          100.00%

*   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALL VALUE FUND APRIL 30, 2005

                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
COMMON STOCKS 95.28%

ADVERTISING AGENCY 0.07%
Interpublic Group of
Cos., Inc. (The)*                                           125,200   $        1,610
                                                                      --------------

AEROSPACE 0.27%
Moog Inc. Class A*                                          202,500            6,036
                                                                      --------------

AIR TRANSPORTATION 0.20%
Frontier Airlines, Inc.*                                    470,000            4,564
                                                                      --------------

ALUMINUM 0.78%
Alcoa, Inc.                                                 605,000           17,557
                                                                      --------------

AUTO COMPONENTS 0.10%
Modine Manufacturing Co.                                     85,000            2,302
                                                                      --------------

AUTO PARTS: AFTER MARKET 0.29%
Genuine Parts Co.                                           151,300            6,491
                                                                      --------------

AUTO PARTS: ORIGINAL EQUIPMENT 0.39%
Dana Corp.                                                  765,800            8,745
                                                                      --------------

BANKS: NEW YORK CITY 1.20%
Bank of New York Co.,
Inc. (The)                                                  570,000           15,926
JPMorgan Chase & Co.                                        315,000           11,179
                                                                      --------------
TOTAL                                                                         27,105
                                                                      --------------

BANKS: OUTSIDE NEW YORK CITY 5.33%
Bank of America Corp.                                       644,186           29,014
Cullen/Frost Bankers, Inc.                                  585,000           25,342
Mellon Financial Corp.                                      774,900           21,457
TCF Financial Corp.                                         170,000            4,300
Wachovia Corp.                                              455,000           23,287
Wells Fargo & Co.                                           280,000           16,783
                                                                      --------------
TOTAL                                                                        120,183
                                                                      --------------

BEVERAGE: SOFT DRINKS 1.86%
PepsiCo, Inc.                                               753,300           41,914
                                                                      --------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 0.73%
Baxter Int'l., Inc.                                         445,000   $       16,509
                                                                      --------------

BUILDING: MATERIALS 0.17%
Simpson Manufacturing
Co., Inc.                                                   137,800            3,721
                                                                      --------------

CHEMICALS 4.51%
Cytec Industries, Inc.                                      445,000           20,523
E.I. du Pont de
Nemours & Co.                                               950,000           44,754
Eastman Chemical Co.                                        240,000           12,960
OM Group, Inc.*                                             155,000            3,401
Praxair, Inc.                                               427,500           20,020
                                                                      --------------
TOTAL                                                                        101,658
                                                                      --------------

COMMUNICATIONS TECHNOLOGY 2.45%
Avaya Inc.*                                                 930,200            8,074
McAfee, Inc.*                                               864,300           18,072
Motorola, Inc.                                            1,898,800           29,128
                                                                      --------------
TOTAL                                                                         55,274
                                                                      --------------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 2.28%
Cadence Design Systems,
Inc.*                                                     1,825,000           25,550
Microsoft Corp.                                           1,021,100           25,834
                                                                      --------------
TOTAL                                                                         51,384
                                                                      --------------

COMPUTER TECHNOLOGY 0.42%
UNOVA, Inc.*                                                530,000            9,413
                                                                      --------------

CONSUMER PRODUCTS 0.42%
Gillette Co.                                                180,000            9,295
Yankee Candle Co.*                                            6,400              178
                                                                      --------------
TOTAL                                                                          9,473
                                                                      --------------

CONTAINERS & PACKAGING: METAL &
GLASS 0.33%
Crown Holdings Inc*                                         500,000            7,525
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2005

                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
CONTAINERS & PACKAGING: PAPER &
PLASTIC 0.88%
Pactiv Corp.*                                               930,000   $       19,939
                                                                      --------------

DIVERSIFIED FINANCIAL SERVICES 2.94%
Citigroup, Inc.                                             935,000           43,908
Merrill Lynch & Co., Inc.                                   415,000           22,381
                                                                      --------------
TOTAL                                                                         66,289
                                                                      --------------

DIVERSIFIED MANUFACTURING 0.26%
Ball Corp.                                                  150,000            5,925
                                                                      --------------

DRUG & GROCERY STORE CHAINS 1.10%
CVS Corp.                                                   214,600           11,069
Kroger Co.*                                                 870,000           13,720
                                                                      --------------
TOTAL                                                                         24,789
                                                                      --------------

DRUGS & PHARMACEUTICALS 6.83%
GlaxoSmithKline plc ADR                                     520,020           26,287
Mylan Laboratories, Inc.                                  1,185,000           19,553
Novartis AG ADR                                             635,000           30,944
Pfizer, Inc.                                                150,000            4,075
Schering-Plough Corp.                                     1,490,000           31,096
Wyeth                                                       935,000           42,019
                                                                      --------------
TOTAL                                                                        153,974
                                                                      --------------

ELECTRICAL EQUIPMENT &
COMPONENTS 0.96%
Emerson Electric Co.                                        345,000           21,621
                                                                      --------------

ELECTRONICS 0.70%
Vishay Intertechnology,
Inc.*                                                     1,478,600           15,806
                                                                      --------------

ELECTRONICS: INSTRUMENTS, GAUGES &
METERS 0.24%
Itron, Inc.*                                                148,400            5,353
                                                                      --------------

ENTERTAINMENT 2.74%
Viacom, Inc. Class B                                        675,000           23,368
Walt Disney Co. (The)                                     1,460,000           38,544
                                                                      --------------
TOTAL                                                                         61,912
                                                                      --------------

FERTILIZERS 0.12%
Potash Corp. of
Saskatchewan Inc.(a)                                         33,300   $        2,802
                                                                      --------------

FOREST PRODUCTS 0.77%
Georgia-Pacific Corp.                                       510,000           17,478
                                                                      --------------

GOLD 2.02%
Newmont Mining Corp.                                      1,201,800           45,632
                                                                      --------------

HEALTHCARE FACILITIES 0.13%
Pharmaceutical Product
Development, Inc.*                                           64,800            2,941
                                                                      --------------

IDENTIFICATION CONTROL & FILTER
DEVICES 2.22%
Hubbell, Inc.                                               325,000           14,121
IDEX Corp.                                                   67,000            2,496
Parker Hannifin Corp.                                       520,900           31,223
Roper Industries, Inc.                                       31,700            2,145
                                                                      --------------
TOTAL                                                                         49,985
                                                                      --------------

INSURANCE: MULTI-LINE 2.05%
CIGNA Corp.                                                 110,000           10,118
Lincoln National Corp.                                       55,000            2,473
Markel Corp.*                                                24,400            8,372
Safeco Corp.                                                480,000           25,281
                                                                      --------------
TOTAL                                                                         46,244
                                                                      --------------

MACHINERY: AGRICULTURAL 1.62%
Deere & Co.                                                 585,000           36,586
                                                                      --------------

MACHINERY: ENGINES 0.84%
Briggs & Stratton Corp.                                     447,000           14,470
Cummins, Inc.                                                65,400            4,447
                                                                      --------------
TOTAL                                                                         18,917
                                                                      --------------

MACHINERY: INDUSTRIAL/SPECIALTY 0.67%
Illinois Tool Works, Inc.                                   110,000            9,220
Woodward Governor Co.                                        85,000            5,998
                                                                      --------------
TOTAL                                                                         15,218
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2005

                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT &
SERVICES 5.92%
Baker Hughes Inc.                                           400,000   $       17,648
FMC Technologies, Inc.*                                      82,600            2,505
Grant Prideco, Inc.*                                        725,000           16,059
Halliburton Co.                                             615,000           25,578
Helmerich & Payne, Inc.                                     535,070           20,568
Key Energy Services, Inc.*                                  870,000            9,788
Patterson-UTI Energy,
Inc.                                                        525,000           12,584
Schlumberger Ltd.(a)                                        420,000           28,732
                                                                      --------------
TOTAL                                                                        133,462
                                                                      --------------

MACHINERY: SPECIALTY 0.20%
JLG Industries, Inc.                                        220,000            4,484
                                                                      --------------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 0.36%
Bausch & Lomb, Inc.                                         107,000            8,025
                                                                      --------------

METAL FRABRICATING 2.44%
Quanex Corp.                                                640,000           32,294
Shaw Group, Inc. (The)*                                     236,800            4,279
Timken Co. (The)                                            745,000           18,506
                                                                      --------------
TOTAL                                                                         55,079
                                                                      --------------

MILLING: FRUIT AND GRAIN PROCESSING 0.85%
Archer Daniels
Midland Co.                                               1,060,000           19,069
                                                                      --------------

MISCELLANEOUS EQUIPMENT 0.68%
W.W. Grainger, Inc.                                         276,000           15,260
                                                                      --------------

MISCELLANEOUS MATERIALS &
PROCESSING 0.15%
Rogers Corp.*                                                95,000            3,281
                                                                      --------------

MULTI-SECTOR COMPANIES 7.81%
Carlisle Cos., Inc.                                         485,000           34,833
Eaton Corp.                                                 420,000           24,633
General Electric Co.                                      1,860,000           67,332
Trinity Industries, Inc.                                    595,000           13,893
Tyco Int'l., Ltd.(a)                                      1,135,000           35,537
                                                                      --------------
TOTAL                                                                        176,228
                                                                      --------------

OFFICE FURNITURE & BUSINESS
EQUIPMENT 0.36%
Xerox Corp.*                                                615,000   $        8,149
                                                                      --------------

OIL: CRUDE PRODUCERS 1.21%
EOG Resources, Inc.                                         268,800           12,781
Grey Wolf, Inc.*                                          2,400,000           14,400
                                                                      --------------
TOTAL                                                                         27,181
                                                                      --------------

OIL: INTEGRATED DOMESTIC 1.38%
GlobalSantaFe Corp.(a)                                      925,000           31,080
                                                                      --------------

OIL: INTEGRATED INTERNATIONAL 5.99%
ChevronTexaco Corp.                                         290,000           15,080
Exxon Mobil Corp.                                         2,105,012          120,049
                                                                      --------------
TOTAL                                                                        135,129
                                                                      --------------

PAINTS & COATINGS 0.48%
Valspar Corp. (The)                                         262,200           10,837
                                                                      --------------

PAPER 1.72%
Bowater, Inc.                                               117,000            3,801
International Paper Co.                                     765,064           26,234
MeadWestvaco Corp.                                          295,000            8,688
                                                                      --------------
TOTAL                                                                         38,723
                                                                      --------------

PUBLISHING: MISCELLANEOUS 1.12%
R.R. Donnelley &
Sons Co.                                                    770,000           25,341
                                                                      --------------

RADIO & TV BROADCASTERS 0.32%
Westwood One, Inc.*                                         400,000            7,320
                                                                      --------------

RAILROADS 1.12%
CSX Corp.                                                   305,000           12,240
Union Pacific Corp.                                         205,000           13,105
                                                                      --------------
TOTAL                                                                         25,345
                                                                      --------------

REAL ESTATE INVESTMENT TRUSTS 1.22%
Host Marriott Corp.                                       1,640,000           27,585
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
ALL VALUE FUND APRIL 30, 2005

                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
RESTAURANTS 1.09%
Brinker Int'l., Inc.*                                       610,000   $       20,618
Yum! Brands, Inc.                                            83,400            3,916
                                                                      --------------
TOTAL                                                                         24,534
                                                                      --------------

RETAIL 3.01%
Barnes & Noble, Inc.*                                       455,000           16,198
Federated Department
Stores, Inc.                                                190,000           10,925
Foot Locker, Inc.                                           260,000            6,932
May Department
Stores Co.                                                  744,200           26,107
Pier 1 Imports, Inc.                                        372,900            5,414
Target Corp.                                                 50,000            2,320
                                                                      --------------
TOTAL                                                                         67,896
                                                                      --------------

SAVINGS & LOAN 0.74%
W Holding Co., Inc.                                         531,700            4,301
Webster Financial Corp.                                     275,000           12,499
                                                                      --------------
TOTAL                                                                         16,800
                                                                      --------------

SERVICES: COMMERCIAL 0.99%
Sabre Holdings Corp.
Class A                                                     315,000            6,161
Waste Management, Inc.                                      565,000           16,097
                                                                      --------------
TOTAL                                                                         22,258
                                                                      --------------

SHOES 0.31%
NIKE, Inc. Class B                                           91,300            7,013
                                                                      --------------

STEEL 0.12%
Steel Dynamics, Inc.                                        100,000            2,718
                                                                      --------------

TRANSPORTATION MISCELLANEOUS 0.46%
United Parcel Service,
Inc. Class B                                                145,300           10,361
                                                                      --------------

TRUCKERS 0.35%
Heartland Express, Inc.                                     250,000            4,635
Werner Enterprises, Inc.                                    179,100            3,328
                                                                      --------------
TOTAL                                                                          7,963
                                                                      --------------

UTILITIES: CABLE TV & RADIO 2.07%
Comcast Corp. Class A*                                    1,474,775   $       46,795
                                                                      --------------

UTILITIES: ELECTRICAL 1.48%
Ameren Corp.                                                210,000           10,857
CMS Energy Corp.*                                         1,103,400           14,256
NiSource, Inc.                                              355,000            8,250
                                                                      --------------
TOTAL                                                                         33,363
                                                                      --------------

UTILITIES: TELECOMMUNICATIONS 2.13%
Verizon Communications,
Inc.                                                      1,340,000           47,972
                                                                      --------------

UTILITIES: WATER 0.31%
Aqua America, Inc.                                          265,050            7,077
                                                                      --------------
TOTAL COMMON STOCKS
(Cost $1,957,150,780)                                                      2,149,203
                                                                      ==============

                                                          PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                     --------------
SHORT-TERM INVESTMENT 4.51%

REPURCHASE AGREEMENT 4.51%

Repurchase Agreement
dated 4/29/2005,
2.22% due 5/2/2005
with State Street
Bank & Trust Co.
collateralized by
$104,425,000 of Federal
Home Loan Bank at
2.22% and 2.375% due
2/15/2006 and 6/9/2006;
value: $103,801,813;
proceeds: $101,780,982
(Cost $101,762,156)                                  $      101,762          101,762
                                                                      ==============
TOTAL INVESTMENTS IN
SECURITIES 99.79%
(Cost $2,058,912,936)                                                      2,250,965
                                                                      ==============
OTHER ASSETS IN EXCESS
OF LIABILITIES 0.21%                                                           4,624
                                                                      --------------
NET ASSETS 100.00%                                                    $    2,255,589
                                                                      ==============

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALPHA FUND APRIL 30, 2005

                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 94.79%

Lord Abbett Developing
Growth Fund, Inc. -
Class Y*(a)                                               2,598,664   $       37,941

Lord Abbett Research
Fund, Inc. Small-Cap
Value Fund - Class Y(b)                                   1,543,302           40,651

Lord Abbett Securities
Trust-International
Opportunities Fund -
Class Y(b)                                                5,162,296           55,133
                                                                      --------------
TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(Cost $126,125,425)                                                          133,725
                                                                      ==============

                                                          PRINCIPAL
                                                             AMOUNT            VALUE
INVESTMENTS                                                   (000)            (000)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.39%

REPURCHASE AGREEMENT 2.39%

Repurchase Agreement
dated 4/29/2005,
2.22% due 5/2/2005
with State Street
Bank & Trust Co.
collateralized by
$3,490,000 of
Federal National
Mortgage Assoc.
at 2.75% due 2/6/2007;
value: $3,446,375;
proceeds: $3,375,785
(Cost $3,375,161)                                    $        3,375   $        3,375
                                                                      ==============
TOTAL INVESTMENTS IN
SECURITIES 97.18%
(Cost $129,500,586)                                                          137,100
                                                                      ==============
OTHER ASSETS IN EXCESS
OF LIABILITIES 2.82%                                                           3,972
                                                                      --------------
NET ASSETS 100.00%                                                    $      141,072
                                                                      ==============

  * Non-income producing security.
(a) Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(b) Fund investment objective is long-term capital appreciation.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INTERNATIONAL CORE EQUITY FUND APRIL 30, 2005

                                                                              U.S. $
                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
COMMON STOCK 93.46%

AUSTRALIA 1.84%
Qantas Airways Ltd.                                         530,818   $        1,339
Zinifex Ltd.*                                               666,902            1,562
                                                                      --------------
TOTAL                                                                          2,901
                                                                      --------------

AUSTRIA 3.28%
Bank Austria Creditanstalt                                   21,095            1,948
Raiffeisen Int'l
Bank-Holding AG*                                              4,716              243
Telekom Austria AG                                          155,507            2,985
                                                                      --------------
TOTAL                                                                          5,176
                                                                      --------------

CANADA 0.68%
Opti Canada, Inc.*                                           56,200            1,079
                                                                      --------------

FINLAND 1.71%
Stora Enso Oyj Registered
Shares                                                      104,500            1,385
UPM-Kymmene Oyj                                              66,100            1,316
                                                                      --------------
TOTAL                                                                          2,701
                                                                      --------------

FRANCE 8.76%
Air France-KLM Group                                         24,366              384
AXA                                                          81,963            2,047
BNP Paribas S.A                                              34,235            2,259
Lafarge S.A                                                  25,671            2,336
PSA Peugeot Citroen S.A                                      20,554            1,219
Sanofi-Aventis                                               23,525            2,083
Schneider Electric S.A                                       16,090            1,160
Total S.A                                                     6,965            1,549
Vinci S.A                                                     5,320              800
                                                                      --------------
TOTAL                                                                         13,837
                                                                      --------------

GERMANY 6.11%
BASF AG                                                      23,603            1,546
Deutsche Bank AG
Registered Shares                                            27,491            2,231
Deutsche Telekom AG
Registered Shares                                            82,400            1,557
Fresenius Medical Care AG                                    29,411   $        2,364
METRO AG                                                     14,947              789
Siemens AG                                                   15,913            1,169
                                                                      --------------
TOTAL                                                                          9,656
                                                                      --------------

GREECE 1.68%
National Bank of
Greece S.A                                                   79,000            2,656
                                                                      --------------

HONG KONG 3.54%
Bank of East Asia, Ltd.                                     397,900            1,167
China Mobile
(Hong Kong) Ltd.                                            471,700            1,654
China Unicom Ltd. ADR                                        97,700              791
China Unicom Ltd.                                         1,266,000            1,027
Texwinca Holdings Ltd.                                    1,150,700              961
                                                                      --------------
TOTAL                                                                          5,600
                                                                      --------------

HUNGARY 1.35%
Richter Gedeon Rt                                            17,559            2,132
                                                                      --------------

INDIA 1.24%
Reliance Industries Ltd.                                    162,545            1,966
                                                                      --------------

IRELAND 1.50%
DEPFA BANK plc*                                             154,029            2,373
                                                                      --------------

ITALY 2.70%
Enel S.p.A                                                   91,025              864
Saipem S.p.A                                                112,618            1,411
Telecom Italia S.p.A                                        353,717            1,199
Telecom Italia (RNC) S.p.A                                  278,472              786
                                                                      --------------
TOTAL                                                                          4,260
                                                                      --------------

JAPAN 18.43%
Astellas Pharma Inc.                                         56,700            2,053
Don Quijote Co., Ltd.                                        19,070            1,160
East Japan Railway Co.                                          265            1,379
Fanuc Ltd.                                                   19,700            1,159
Gulliver Int'l. Co., Ltd.                                     5,320              759
HOYA Corp.                                                   18,600            1,942

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND APRIL 30, 2005

                                                                              U.S. $
                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
INPEX Corp.                                                     216   $        1,189
Japan Tobacco Inc.                                               99            1,275
Jupiter Telecommunications
Co., Ltd.*                                                    3,495            2,783
Mitsubishi Tokyo Financial
Group, Inc.                                                     134            1,158
Mitsui Chemicals, Inc.                                      139,604              791
Mizuho Financial
Group, Inc.                                                     325            1,526
OBIC Co., Ltd.                                                6,500            1,185
ORIX Corp.                                                   18,171            2,467
Sony Corp.                                                   31,400            1,159
Sumitomo Corp.                                              290,000            2,457
Sumitomo Electric
Industries, Ltd.                                            186,988            1,945
Taiyo Yuden Co., Ltd.                                       151,000            1,559
Yamada Denki Co., Ltd.                                       24,362            1,164
                                                                      --------------
TOTAL                                                                         29,110
                                                                      --------------

NETHERLANDS 2.98%
IHC Caland N.V                                               35,876            2,339
ING Groep N.V. CVA                                           85,682            2,361
                                                                      --------------
TOTAL                                                                          4,700
                                                                      --------------

SOUTH KOREA 1.47%
Samsung Electronics
Co., Ltd.                                                     2,500            1,143
POSCO ADR                                                    26,030            1,185
                                                                      --------------
TOTAL                                                                          2,328
                                                                      --------------

SPAIN 2.07%
ACS, Actividades de
Construccion y
Servicios, S.A                                               69,975            1,706
Gestevision Telecinco, S.A.*                                 68,643            1,571
                                                                      --------------
TOTAL                                                                          3,277
                                                                      --------------

SWEDEN 1.06%
AB Volvo Class B                                             19,200              777
Skandia Forsakrings AB                                      187,800              890
                                                                      --------------
TOTAL                                                                          1,667
                                                                      --------------

SWITZERLAND 5.27%
Nestle S.A.-Registered
Shares                                                        9,218   $        2,425
Novartis AG Registered
Shares                                                       48,817            2,376
UBS AG Registered
Shares                                                       44,135            3,529
                                                                      --------------
TOTAL                                                                          8,330
                                                                      --------------

TAIWAN 1.94%
Chinatrust Financial
Holding Co., Ltd.                                         1,332,118            1,532
Mediatek, Inc.                                              201,429            1,527
                                                                      --------------
TOTAL                                                                          3,059
                                                                      --------------

THAILAND 1.46%
Thai Oil Co., Ltd.                                        1,402,700            2,299
                                                                      --------------

TURKEY 0.93%
Turkiye Garanti Bankasi
A.S. ADR*                                                   310,400            1,108
Turkiye Is Bankasi
(Isbank) A.S. GDR
Registered Shares                                            71,500              363
                                                                      --------------
TOTAL                                                                          1,471
                                                                      --------------

UNITED KINGDOM 23.46%
Allied Domecq plc                                           105,147            1,379
AstraZeneca plc                                              43,059            1,884
BAE Systems plc                                             580,917            2,845
BP plc                                                      115,339            1,176
Cadbury Schweppes plc                                       264,920            2,664
Diageo plc                                                   58,324              864
GlaxoSmithKline plc                                          56,037            1,415
HSBC Holdings plc                                           127,867            2,044
National Grid Transco plc                                   213,712            2,101
O2 plc*                                                   1,062,413            2,376
Prudential plc                                              257,633            2,322
Reed Elsevier plc                                           149,285            1,463
Royal Bank of Scotland
Group plc                                                   100,845            3,044

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INTERNATIONAL CORE EQUITY FUND APRIL 30, 2005

                                                                              U.S. $
                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
Smiths Group plc                                            103,792   $        1,704
Tesco plc                                                   202,080            1,193
Tullow Oil plc                                              353,391            1,084
Vodafone Group plc                                        1,509,477            3,945
Wm Morrison
Supermarkets plc                                            635,437            2,364
WPP Group plc                                               109,052            1,185
                                                                      --------------
TOTAL                                                                         37,052
                                                                      --------------
TOTAL COMMON STOCKS
(COST $143,771,101)                                                          147,630
                                                                      ==============

                                                          PRINCIPAL           U.S. $
                                                             AMOUNT            VALUE
INVESTMENTS                                                   (000)            (000)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.17%

REPURCHASE AGREEMENT 3.17%

Repurchase Agreement
dated 4/29/2005,
2.22% due 5/2/2005
with State Street
Bank & Trust Co.
collateralized by
$5,130,000 of Federal
Home Loan Mortgage
Corp. at zero coupon
due 5/24/2005;
value: $5,117,175;
proceeds: $5,014,384
(Cost $5,013,457)                                    $        5,013   $        5,013
                                                                      ==============
TOTAL INVESTMENTS IN
SECURITIES 96.63%
(Cost $148,784,558)                                                          152,643
                                                                      ==============
FOREIGN CASH AND OTHER ASSETS
IN EXCESS OF LIABILITIES 3.37%                                                 5,318
                                                                      --------------
NET ASSETS 100.00%                                                    $      157,961
                                                                      ==============

  * Non-income producing security.
ADR American Depository Receipt.
GDR Global Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2005

                                                                              U.S. $
                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
COMMON STOCK 97.72%

AUSTRALIA 4.55%
Newcrest Mining Ltd.                                        204,700   $        2,386
Oil Search Ltd.                                             701,000            1,259
Promina Group Ltd.                                          586,200            2,352
Santos Ltd.                                                 252,000            1,831
                                                                      --------------
TOTAL                                                                          7,828
                                                                      --------------

AUSTRIA 2.35%
Raiffeisen Int'l. Bank -
Holding AG*                                                   5,839              301
Telekom Austria AG                                           90,000            1,728
Wienerberger AG                                              47,700            2,020
                                                                      --------------
TOTAL                                                                          4,049
                                                                      --------------

BRAZIL 1.39%
Unibanco-Uniao de Bancos
Brasileiros S.A. GDR                                         72,200            2,396
                                                                      --------------

CANADA 1.24%
RONA, Inc.*                                                 111,000            2,132
                                                                      --------------

CHINA 0.88%
Weichai Power Co., Ltd.                                     439,000            1,521
                                                                      --------------

DENMARK 1.40%
GN Store Nord A/S                                           230,000            2,410
                                                                      --------------

FRANCE 2.72%
IPSOS S.A                                                    15,500            1,577
Neopost S.A                                                  37,000            3,101
                                                                      --------------
TOTAL                                                                          4,678
                                                                      --------------

GERMANY 5.19%
AWD Holding AG                                               47,600            1,914
Fresenius Medical Care
AG ADR                                                       96,600            2,589
Puma AG                                                       9,400            2,166
Techem AG*                                                   54,718            2,259
                                                                      --------------
TOTAL                                                                          8,928
                                                                      --------------

GREECE 1.41%
Piraeus Bank S.A                                            142,900   $        2,423
                                                                      --------------

HONG KONG 6.82%
China Merchants Holdings
Int'l. Co. Ltd.                                             870,800            1,701
China Travel Int'l
Investment
(Hong Kong) Ltd.                                          5,550,000            1,622
Dah Sing Financial
Group                                                       132,222              853
Hong Kong Exchanges &
Clearing Ltd.                                               714,900            1,743
Hong Kong Land
Holdings Ltd.                                               668,981            1,933
Sino Land Co., Ltd.                                       2,024,300            1,903
Techtronic Industries
Co., Ltd.                                                   890,500            1,980
                                                                      --------------
TOTAL                                                                         11,735
                                                                      --------------

HUNGARY 1.10%
Richter Gedeon Ltd. GDR                                      15,350            1,884
                                                                      --------------

INDIA 1.70%
ICICI Bank Ltd. ADR                                         161,600            2,922
                                                                      --------------

IRELAND 2.08%
DEPFA BANK plc*                                             142,800            2,200
ICON plc ADR*                                                41,700            1,386
                                                                      --------------
TOTAL                                                                          3,586
                                                                      --------------

ITALY 7.56%
Davide Campari-Milano
S.p.A                                                        36,700            2,603
Hera S.p.A                                                  969,600            2,718
Milano Assicurazioni
S.p.A                                                       535,800            3,274
Pirelli & C. Real Estate
S.p.A                                                        44,200            2,437
Societa Iniziative
Autostradali e
Servizi S.p.A                                               142,000            1,978
                                                                      --------------
TOTAL                                                                         13,010
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2005

                                                                              U.S. $
                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
JAPAN 23.35%
Aeon Mall Co., Ltd.                                          34,600   $        1,308
ARRK Corp.                                                   32,800            1,282
Diamond City Co., Ltd.                                       28,200              847
Don Quijote Co., Ltd.                                        62,600            3,807
Global Media Online, Inc.                                    75,200            2,182
Gulliver Int'l. Co., Ltd.                                    13,060            1,862
Japan Cash Machine
Co., Ltd.                                                    63,600            1,640
Joint Corp.                                                  53,100            1,369
Jupiter Telecommunications
Co., Ltd.*                                                    1,435            1,143
KOSE Corp.                                                   52,140            1,923
Matsumotokiyoshi
Co. Ltd.                                                     68,000            1,922
MISUMI Group Inc.                                            53,400            1,594
Mitsui Mining &
Smelting Co., Ltd.                                          470,200            2,019
Nitori Co., Ltd.                                             28,750            1,938
NOK Corp.                                                    35,600              929
OBIC Business Consultants
Co., Ltd.                                                    37,900            1,870
Park24 Co., Ltd.                                            106,400            2,121
Rengo Co., Ltd.                                             381,000            1,924
Shinko Electric Industries
Co., Ltd.                                                    47,500            1,640
Sumitomo Real Estate
Sales Co., Ltd.                                              31,500            1,507
Sumitomo Rubber
Industries Ltd.                                             241,700            2,346
Take and Give Needs
Co., Ltd.*                                                    1,430            1,549
TIS Inc.                                                     39,800            1,440
                                                                      --------------
TOTAL                                                                         40,162
                                                                      --------------

LUXEMBOURG 1.26%
Gemplus Int'l. S.A.*                                      1,000,000            2,162
                                                                      --------------

NETHERLANDS 3.90%
Aalberts Industries N.V                                      45,300            2,153
Ihc Caland N.V                                               34,725            2,264
Royal P&O Nedlloyd N.V.*                                     46,900   $        2,286
                                                                      --------------
TOTAL                                                                          6,703
                                                                      --------------

RUSSIA 1.18%
Vimpel-Communications
ADR*                                                         61,900            2,025
                                                                      --------------

SPAIN 7.61%
ACS, Actividades de
Construccion y Servicios,
S.A                                                          72,000            1,755
Corporacion Mapfre S.A                                      176,399            2,623
Fadesa Inmobiliaria, S.A.*                                   47,000            1,065
Grupo Empresarial ENCE,
S.A                                                          42,500            1,189
Iberia, Lineas Aereas
de Espana, S.A                                              412,800            1,278
Indra Sistemas, S.A.                                        160,500            2,778
Prosegur Compania de
Seguridad, S.A                                              109,800            2,412
                                                                      --------------
TOTAL                                                                         13,100
                                                                      --------------

SWEDEN 1.48%
Getinge AB Class B                                          177,900            2,555
                                                                      --------------

SWITZERLAND 4.43%
Actelion Ltd.*                                               20,000            2,133
Geberit AG                                                    3,350            2,242
Nobel Biocare Holding AG                                     15,150            3,243
                                                                      --------------
TOTAL                                                                          7,618
                                                                      --------------

THAILAND 0.90%
Italian-Thai Development
Public Co., Ltd.                                          6,560,600            1,542
                                                                      --------------

TURKEY 0.52%
Turkiye Is Bankasi
(Isbank) A.S. GDR
Registered Shares                                           176,000              894
                                                                      --------------

UNITED KINGDOM 12.70%
AWG plc                                                     156,100            2,603
Balfour Beatty plc                                          317,074            1,851

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2005

                                                                              U.S. $
                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
Cairn Energy plc*                                            87,000   $        1,928
CSR plc*                                                    259,500            1,503
easyJet plc*                                                608,000            2,544
Intertek Group plc                                          183,700            2,667
McCarthy & Stone plc                                        103,595            1,080
Michael Page Int'l. plc                                     536,800            1,973
Northgate plc                                               105,100            1,631
Paladin Resources plc                                       752,400            2,619
Peter Hambro Mining plc*                                    132,000            1,448
                                                                      --------------
TOTAL                                                                         21,847
                                                                      --------------
TOTAL COMMON STOCKS
(COST $133,668,432)                                                          168,110
                                                                      ==============

                                                          PRINCIPAL           U.S. $
                                                             AMOUNT            VALUE
INVESTMENTS                                                   (000)            (000)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.15%

REPURCHASE AGREEMENT 0.15%

Repurchase Agreement
dated 4/29/2005,
2.22% due 5/2/2005
with State Street
Bank & Trust Co.
collateralized by
$260,000 of Federal
National Mortgage
Assoc. at 2.75% due
2/6/2007;
value: $256,750;
proceeds: $248,684
(Cost $248,638)                                      $          249   $          249
                                                                      ==============
TOTAL INVESTMENTS IN
SECURITIES 97.87%
(Cost $133,917,070)                                                          168,359
                                                                      ==============
FOREIGN CASH AND OTHER ASSETS
IN EXCESS OF LIABILITIES 2.13%                                                 3,671
                                                                      --------------
NET ASSETS 100.00%                                                    $      172,030
                                                                      ==============

  * Non-income producing security.
ADR American Depository Receipt.
GDR Global Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LARGE CAP VALUE APRIL 30, 2005

                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
COMMON STOCKS 94.40%

AEROSPACE & DEFENSE 1.61%
General Dynamics Corp.                                        2,240   $          235
Honeywell Int'l., Inc.                                        6,760              242
Raytheon Co.                                                  1,410               53
                                                                      --------------
TOTAL                                                                            530
                                                                      --------------

AIR FREIGHT & COURIERS 1.02%
United Parcel Service,
Inc. Class B                                                  4,710              336
                                                                      --------------

BEVERAGES 2.13%
Diageo plc ADR                                                1,875              112
PepsiCo, Inc.                                                10,562              588
                                                                      --------------
TOTAL                                                                            700
                                                                      --------------

BIOTECHNOLOGY 0.66%
MedImmune, Inc.*                                              8,560              217
                                                                      --------------

CHEMICALS 5.28%
E.I. du Pont de
Nemours & Co.                                                15,417              726
Monsanto Co.                                                  5,663              332
Potash Corp. of
Saskatchewan Inc.(a)                                          2,736              230
Praxair, Inc.                                                 9,614              450
                                                                      --------------
TOTAL                                                                          1,738
                                                                      --------------

COMMERCIAL BANKS 4.95%
Bank of America Corp.                                         7,152              322
Bank of New York Co.,
Inc. (The)                                                   14,851              415
Marshall & Ilsley Corp.                                       3,410              145
Mellon Financial Corp.                                       13,373              370
U.S. Bancorp                                                    648               18
Wachovia Corp.                                                4,480              229
Wells Fargo & Co.                                             2,171              130
                                                                      --------------
TOTAL                                                                          1,629
                                                                      --------------

COMMERCIAL SERVICES & SUPPLIES 0.95%
Waste Management, Inc.                                       10,950   $          312
                                                                      --------------

COMMUNICATIONS EQUIPMENT 1.56%
Motorola, Inc.                                               33,395              512
                                                                      --------------

COMPUTERS & PERIPHERALS 1.87%
EMC Corp.*                                                   25,820              339
Hewlett-Packard Co.                                          13,570              278
                                                                      --------------
TOTAL                                                                            617
                                                                      --------------

CONSTRUCTION & ENGINEERING 0.18%
Fluor Corp.                                                   1,160               60
                                                                      --------------

DIVERSIFIED FINANCIALS 6.05%
Citigroup, Inc.                                              11,059              519
Goldman Sachs Group,
Inc. (The)                                                    2,970              317
JPMorgan Chase & Co.                                         21,415              760
MBNA Corp.                                                    5,830              115
Merrill Lynch & Co., Inc.                                     5,204              281
                                                                      --------------
TOTAL                                                                          1,992
                                                                      --------------

DIVERSIFIED TELECOMMUNICATION
SERVICES 3.49%
SBC Communications, Inc.                                     16,115              384
Sprint Corp.                                                  8,280              184
Verizon Communications,
Inc.                                                         16,245              582
                                                                      --------------
TOTAL                                                                          1,150
                                                                      --------------

ELECTRICAL EQUIPMENT 0.83%
Emerson Electric Co.                                          4,371              274
                                                                      --------------

ELECTRONIC EQUIPMENT &
INSTRUMENTS 0.21%
Solectron Corp.*                                             20,800               69
                                                                      --------------

ENERGY EQUIPMENT & SERVICES 3.15%
Baker Hughes, Inc.                                           10,602              468
Schlumberger Ltd.(a)                                          8,324              569
                                                                      --------------
TOTAL                                                                          1,037
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE APRIL 30, 2005

                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING 2.32%
CVS Corp.                                                     6,270   $          324
Kroger Co.*                                                  27,975              441
                                                                      --------------
TOTAL                                                                            765
                                                                      --------------

FOOD PRODUCTS 3.67%
Archer Daniels
Midland Co.                                                   2,643               48
Campbell Soup Co.                                             7,230              215
H.J. Heinz Co.                                                5,615              207
Kraft Foods, Inc. Class A                                    22,745              737
                                                                      --------------
TOTAL                                                                          1,207
                                                                      --------------

GAS UTILITIES 0.41%
El Paso Corp.                                                13,620              136
                                                                      --------------

HEALTHCARE EQUIPMENT &
SUPPLIES 1.97%
Baxter Int'l., Inc.                                          16,043              595
Guidant Corp.                                                   730               54
                                                                      --------------
TOTAL                                                                            649
                                                                      --------------

HEALTHCARE PROVIDERS & SERVICES 2.54%
Cardinal Health, Inc.                                         9,658              537
CIGNA Corp.                                                   3,245              298
                                                                      --------------
TOTAL                                                                            835
                                                                      --------------

HOUSEHOLD DURABLES 0.59%
Newell Rubbermaid, Inc.                                       8,904              193
                                                                      --------------

HOUSEHOLD PRODUCTS 1.70%
Clorox Co. (The)                                              4,070              258
Kimberly-Clark Corp.                                          4,820              301
                                                                      --------------
TOTAL                                                                            559
                                                                      --------------

INDUSTRIAL CONGLOMERATES 4.29%
General Electric Co.                                         28,260            1,023
Tyco Int'l. Ltd.(a)                                          12,403              388
                                                                      --------------
TOTAL                                                                          1,411
                                                                      --------------

INSURANCE 1.88%
American Int'l. Group,
Inc.                                                          4,270   $          217
Chubb Corp.                                                     840               69
Hartford Financial
Services Group, Inc. (The)                                    4,606              333
                                                                      --------------
TOTAL                                                                            619
                                                                      --------------

INTERNET SOFTWARE & SERVICES 0.40%
Automatic Data
Processing, Inc.                                              3,010              131
                                                                      --------------

MACHINERY 5.78%
Caterpillar, Inc.                                             2,300              203
Deere & Co.                                                  13,256              829
Eaton Corp.                                                   6,222              365
Illinois Tool Works, Inc.                                       281               24
Pall Corp.                                                    3,300               89
Parker Hannifin Corp.                                         6,579              394
                                                                      --------------
TOTAL                                                                          1,904
                                                                      --------------

MEDIA 5.35%
Clear Channel
Communications, Inc.                                          5,131              164
Comcast Corp. Class A*                                       18,438              585
Tribune Co.                                                   8,237              318
Viacom, Inc. Class B                                          4,790              166
Walt Disney Co. (The)                                        20,053              529
                                                                      --------------
TOTAL                                                                          1,762
                                                                      --------------

METALS & MINING 3.54%
Alcoa, Inc.                                                  11,206              325
Barrick Gold Corp.(a)                                        10,320              230
Newmont Mining Corp.                                         16,082              611
                                                                      --------------
TOTAL                                                                          1,166
                                                                      --------------

MULTI-LINE RETAIL 1.07%
Federated Department
Stores, Inc.                                                    770               44
Target Corp.                                                  1,809               84
Wal-Mart Stores, Inc.                                         4,760              225
                                                                      --------------
TOTAL                                                                            353
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
LARGE CAP VALUE APRIL 30, 2005

                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
OFFICE ELECTRONICS 1.16%
Xerox Corp.*                                                 28,780   $          381
                                                                      --------------

OIL & GAS 5.50%
Exxon Mobil Corp.                                            31,717            1,809
                                                                      --------------

PAPER & FOREST PRODUCTS 2.12%
International Paper Co.                                      20,345              698
                                                                      --------------

PERSONAL PRODUCTS 1.24%
Gillette Co. (The)                                            7,889              407
                                                                      --------------

PHARMACEUTICALS 10.44%
Bristol-Myers Squibb Co.                                      9,710              252
GlaxoSmithKline plc ADR                                       7,100              359
Merck & Co., Inc.                                            11,384              386
Novartis AG ADR                                              13,653              665
Pfizer, Inc.                                                 25,480              692
Schering-Plough Corp.                                        17,896              374
Wyeth                                                        15,745              708
                                                                      --------------
TOTAL                                                                          3,436
                                                                      --------------

ROAD & RAIL 2.36%
Canadian National
Railway Co.(a)                                                5,849              335
CSX Corp.                                                     1,863               75
Union Pacific Corp.                                           5,750              367
                                                                      --------------
TOTAL                                                                            777
                                                                      --------------

SOFTWARE 1.29%
Microsoft Corp.                                              16,840              426
                                                                      --------------

TEXTILES & APPAREL 0.84%
NIKE, Inc. Class B                                            3,577              275
                                                                      --------------
TOTAL COMMON STOCKS
(Cost $31,174,931)                                                            31,072
                                                                      ==============

                                                          PRINCIPAL
                                                             AMOUNT            VALUE
INVESTMENTS                                                   (000)            (000)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 5.75%

REPURCHASE AGREEMENT 5.75%

Repurchase Agreement
dated 4/29/2005,
2.22% due 5/2/2005
with State Street
Bank & Trust Co.
collateralized by
$1,945,000 of Federal
Home Loan Bank at
2.375% due 2/15/2006;
value: $1,937,173;
proceeds: $1,894,795
(Cost $1,894,444)                                    $        1,894   $        1,894
                                                                      ==============
TOTAL INVESTMENTS IN
SECURITIES 100.15%
(Cost $33,069,375)                                                            32,966
                                                                      ==============
LIABILITIES IN EXCESS OF
OTHER ASSETS (0.15%)                                                             (51)
                                                                      --------------
NET ASSETS 100.00%                                                    $       32,915
                                                                      ==============

  * Non-income producing security.
(a) Foreign security traded in U.S dollars.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2005

                                                                                                                   INTERNATIONAL
                                                                                ALL VALUE              ALPHA         CORE EQUITY
                                                                                     FUND               FUND                FUND
ASSETS:
   Investment in securities, at cost                                     $  2,058,912,936   $    129,500,586    $    148,784,558
--------------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                    $  2,250,965,038   $    137,099,555    $    152,642,612
   Foreign cash, at value (cost $5,023,353)                                             -                  -           5,012,363
   Receivables:
     Interest and dividends                                                     1,910,892                416             637,282
     Investment securities sold                                                16,063,891          4,000,000           2,825,699
     Capital shares sold                                                       10,296,396            340,066           2,626,678
     From affiliates                                                                    -              5,902                   -
   Prepaid expenses and other assets                                              320,190             17,053              62,804
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             2,279,556,407        141,462,992         163,807,438
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                           18,728,903                  -           5,302,237
     Capital shares reacquired                                                  2,032,222            189,942             295,257
     Management fees                                                              994,608                  -              90,481
     12b-1 distribution fees                                                    1,189,206             89,918              65,404
     Fund administration                                                           73,626                  -               4,826
     Trustees' fees                                                               161,544              6,797                 541
   Accrued expenses and other liabilities                                         787,178            104,347              88,095
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           23,967,287            391,004           5,846,841
================================================================================================================================
NET ASSETS                                                               $  2,255,589,120   $    141,071,988    $    157,960,597
================================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $  2,002,758,229   $    140,770,646    $    149,812,382
Undistributed (distributions in excess of)
   net investment income                                                        1,476,937           (133,069)            486,173
Accumulated net realized gain (loss) on investments
   and foreign currency related transactions                                   59,301,852         (7,164,558)          3,806,726
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                192,052,102          7,598,969           3,855,316
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $  2,255,589,120   $    141,071,988    $    157,960,597
================================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $  1,552,987,367   $     73,609,765    $    120,987,816
Class B Shares                                                           $    220,598,023   $     41,243,953    $      9,236,016
Class C Shares                                                           $    469,535,696   $     25,788,596    $     23,069,018
Class P Shares                                                           $     10,002,958                  -    $         11,396
Class Y Shares                                                           $      2,465,076   $        429,674    $      4,656,351
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                136,603,744          4,449,512          10,609,393
Class B Shares                                                                 19,981,288          2,565,729             816,339
Class C Shares                                                                 42,656,597          1,603,962           2,038,310
Class P Shares                                                                    885,242                  -               1,000
Class Y Shares                                                                    216,161             26,008             407,114
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $          11.37   $          16.54    $          11.40
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $          12.06   $          17.55    $          12.10
Class B Shares-Net asset value                                           $          11.04   $          16.07    $          11.31
Class C Shares-Net asset value                                           $          11.01   $          16.08    $          11.32
Class P Shares-Net asset value                                           $          11.30                  -    $          11.40
Class Y Shares-Net asset value                                           $          11.40   $          16.52    $          11.44

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONCLUDED)
APRIL 30, 2005

                                                                            INTERNATIONAL
                                                                            OPPORTUNITIES          LARGE-CAP
                                                                                     FUND         VALUE FUND
ASSETS:
   Investment in securities, at cost                                     $    133,917,070   $     33,069,375
------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                    $    168,358,706   $     32,966,128
   Foreign cash, at value (cost $1,134,037)                                     1,134,302                  -
   Receivables:
     Interest and dividends                                                       579,999             40,745
     Investment securities sold                                                 6,409,742            163,256
     Capital shares sold                                                          244,931            139,868
     From advisor                                                                       -              5,051
   Prepaid expenses and other assets                                               17,979             13,936
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                               176,745,659         33,328,984
------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                    -            225,957
     Capital shares reacquired                                                  4,376,894            148,906
     Management fees                                                              109,875              8,749
     12b-1 distribution fees                                                       66,830              6,501
     Fund administration                                                            5,815                875
     Trustees' fees                                                                11,954                783
     To affiliate                                                                   2,361                  -
   Accrued expenses and other liabilities                                         142,303             22,193
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                            4,716,032            413,964
============================================================================================================
NET ASSETS                                                               $    172,029,627   $     32,915,020
============================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $    239,368,636   $     32,451,485
Undistributed (distributions in excess of) net investment income                 (387,210)            96,481
Accumulated net realized gain (loss) on investments
   and foreign currency related transactions                                 (101,455,628)           470,301
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
   currencies                                                                  34,503,829           (103,247)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $    172,029,627   $     32,915,020
============================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $     76,187,858   $     11,623,142
Class B Shares                                                           $     24,388,682   $      1,708,508
Class C Shares                                                           $     14,937,268   $      2,504,409
Class P Shares                                                           $          1,143   $         12,323
Class Y Shares                                                           $     56,514,676   $     17,066,638
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                  7,260,009            969,211
Class B Shares                                                                  2,392,097            144,185
Class C Shares                                                                  1,472,617            211,268
Class P Shares                                                                     107.64              1,027
Class Y Shares                                                                  5,290,190          1,418,211
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $          10.49   $          11.99
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $          11.13   $          12.72
Class B Shares-Net asset value                                           $          10.20   $          11.85
Class C Shares-Net asset value                                           $          10.14   $          11.85
Class P Shares-Net asset value                                           $          10.62   $          12.00
Class Y Shares-Net asset value                                           $          10.68   $          12.03

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                                                                                   INTERNATIONAL
                                                                                ALL VALUE              ALPHA         CORE EQUITY
                                                                                     FUND               FUND                FUND
INVESTMENT INCOME:
Dividends                                                                $     19,868,852   $        320,359    $      1,545,422
Interest and other                                                              1,075,921             41,640              53,014
Foreign withholding tax                                                           (93,382)                 -            (176,264)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        20,851,391            361,999           1,422,172
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                 5,820,402             73,322             415,949
12b-1 distribution plan-Class A                                                 2,619,356            132,953             155,554
12b-1 distribution plan-Class B                                                 1,059,743            217,552              27,978
12b-1 distribution plan-Class C                                                 2,233,197            138,135              76,552
12b-1 distribution plan-Class P                                                    16,655                  -                  25
Shareholder servicing                                                           2,018,580            246,403             126,512
Professional                                                                       97,615             15,570               9,960
Reports to shareholders                                                           136,865              8,927               4,463
Fund administration                                                               427,938                  -              22,184
Custody                                                                            54,869              2,854              66,463
Trustees' fees                                                                     16,138              1,633               1,016
Registration                                                                       82,993              6,030              15,414
Offering                                                                                -                  -              12,152
Other                                                                              17,271              2,390               2,795
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 14,601,622            845,769             937,017
   Expense reductions (See Note 7)                                                (15,970)            (1,037)             (1,522)
   Expenses assumed by advisor (See Note 3)                                             -                  -                (231)
   Expenses assumed by Underlying Funds (See Note 3)                                    -           (282,770)                  -
   Management fee waived (See Note 3)                                                   -            (73,322)                  -
--------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   14,585,652            488,640             935,264
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    6,265,739           (126,641)            486,908
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Capital gains received from Underlying Funds                                            -          3,446,887                   -
Net realized gain (loss) on investments
   and foreign currency related transactions                                   60,551,003            (41,326)          5,635,386
Net change in unrealized appreciation
   (depreciation) on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                                         (18,454,439)         2,654,961              13,796
================================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                               42,096,564          6,060,522           5,649,182
================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                       $     48,362,303   $      5,933,881    $      6,136,090
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)(CONCLUDED)
FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                                            INTERNATIONAL
                                                                            OPPORTUNITIES          LARGE-CAP
                                                                                     FUND         VALUE FUND
INVESTMENT INCOME:
Dividends                                                                $      1,198,136   $        240,044
Interest and other                                                                  9,415             14,751
Securities lending-net                                                             22,578                  -
Foreign withholding tax                                                           (97,306)            (1,763)
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         1,132,823            253,032
------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                   647,656             46,476
12b-1 distribution plan-Class A                                                   129,431             18,538
12b-1 distribution plan-Class B                                                   120,554              8,212
12b-1 distribution plan-Class C                                                    71,468              9,936
12b-1 distribution plan-Class P                                                         2                 28
Shareholder servicing                                                             290,706              9,374
Professional                                                                       17,336              7,721
Reports to shareholders                                                            15,620                744
Fund administration                                                                34,542              4,647
Custody                                                                            49,062             24,738
Trustees' fees                                                                      1,794                128
Registration                                                                       11,317              2,684
Subsidy (See Note 3)                                                              115,167                  -
Other                                                                               5,206                785
------------------------------------------------------------------------------------------------------------
Gross expenses                                                                  1,509,861            134,011
   Expense reductions (See Note 7)                                                 (1,674)              (228)
   Expenses assumed by advisor (See Note 3)                                             -            (27,109)
------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                    1,508,187            106,674
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (375,364)           146,358
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign
   currency related transactions                                               12,365,196            477,937
Net change in unrealized appreciation
   (depreciation) on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                                           2,512,021           (506,738)
============================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                        14,877,217            (28,801)
============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $     14,501,853   $        117,557
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2005

                                                                                                                   INTERNATIONAL
                                                                                ALL VALUE              ALPHA         CORE EQUITY
INCREASE IN NET ASSETS                                                               FUND               FUND                FUND
OPERATIONS:
Net investment income (loss)                                             $      6,265,739   $       (126,641)   $        486,908
Capital gains received from Underlying Funds                                            -          3,446,887                   -
Net realized gain (loss) on investment and
   foreign currency related transactions                                       60,551,003            (41,326)          5,635,386
Net change in unrealized appreciation
   (depreciation) on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                                         (18,454,439)         2,654,961              13,796
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             48,362,303          5,933,881           6,136,090
================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                     (7,885,374)          (454,589)            (54,643)
   Class B                                                                       (232,649)                 -                   -
   Class C                                                                       (543,813)                 -                   -
   Class P                                                                        (33,338)                 -                   -
   Class Y                                                                        (15,526)            (3,899)             (8,050)
Net realized gain
   Class A                                                                    (13,311,718)                 -                   -
   Class B                                                                     (2,003,914)                 -                   -
   Class C                                                                     (4,200,063)                 -                   -
   Class P                                                                        (54,527)                 -                   -
   Class Y                                                                        (18,323)                 -                   -
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (28,299,245)          (458,488)            (62,693)
================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             504,699,261         11,752,374          83,679,444
Reinvestment of distributions                                                  24,894,588            429,563              55,712
Cost of shares reacquired                                                    (143,933,521)       (16,412,016)         (5,661,711)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  385,660,328         (4,230,079)         78,073,445
================================================================================================================================
NET INCREASE IN NET ASSETS                                                    405,723,386          1,245,314          84,146,842
================================================================================================================================
NET ASSETS:
Beginning of period                                                         1,849,865,734        139,826,674          73,813,755
--------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $  2,255,589,120   $    141,071,988    $    157,960,597
================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                                 $      1,476,937   $       (133,069)   $        486,173
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)(CONCLUDED)
SIX MONTHS ENDED APRIL 30, 2005

                                                                            INTERNATIONAL
                                                                            OPPORTUNITIES          LARGE-CAP
INCREASE IN NET ASSETS                                                               FUND         VALUE FUND
OPERATIONS:
Net investment income (loss)                                             $       (375,364)  $        146,358
Net realized gain (loss) on investment and foreign currency
   related transactions                                                        12,365,196            477,937
Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and liabilities
   denominated in foreign currencies                                            2,512,021           (506,738)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           14,501,853            117,557
============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                              -            (90,006)
   Class B                                                                              -             (9,403)
   Class C                                                                              -            (11,671)
   Class P                                                                              -                (89)
   Class Y                                                                        (40,279)           (24,772)
Net realized gain
   Class A                                                                              -           (134,647)
   Class B                                                                              -            (20,541)
   Class C                                                                              -            (21,775)
   Class P                                                                              -               (161)
   Class Y                                                                              -            (28,334)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                               (40,279)          (341,399)
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              16,369,834         20,857,321
Reinvestment of distributions                                                      40,087            295,515
Cost of shares reacquired                                                     (18,028,363)        (3,106,325)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                   (1,618,442)        18,046,511
============================================================================================================
NET INCREASE IN NET ASSETS                                                     12,843,132         17,822,669
============================================================================================================
NET ASSETS:
Beginning of period                                                           159,186,495         15,092,351
------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $    172,029,627   $     32,915,020
============================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $       (387,210)  $         96,481
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED OCTOBER 31, 2004

                                                                                                                   INTERNATIONAL
                                                                                ALL VALUE              ALPHA         CORE EQUITY
INCREASE IN NET ASSETS                                                               FUND               FUND               FUND*
OPERATIONS:
Net investment income                                                    $      4,432,625   $        452,060    $        141,544
Capital gains received from Underlying Funds                                            -          2,192,549                   -
Net realized gain (loss) on investment and
   foreign currency related transactions                                       19,574,189         (2,072,933)         (1,992,691)
Net change in unrealized appreciation
   (depreciation) on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                                         126,594,624         13,375,938           3,841,520
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            150,601,438         13,947,614           1,990,373
================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                       (564,577)                 -                   -
   Class P                                                                           (791)                 -                   -
   Class Y                                                                            (36)                 -                   -
Net realized gain
   Class A                                                                     (5,324,535)                 -                   -
   Class B                                                                     (1,049,372)                 -                   -
   Class C                                                                     (2,125,180)                 -                   -
   Class P                                                                        (13,578)                 -                   -
   Class Y                                                                           (123)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (9,078,192)                 -                   -
================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           1,104,267,626         20,645,973          79,753,827
Reinvestment of distributions                                                   7,831,700                  -                   -
Cost of shares reacquired                                                    (157,444,389)       (28,461,786)         (7,930,445)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  954,654,937         (7,815,813)         71,823,382
================================================================================================================================
NET INCREASE IN NET ASSETS                                                  1,096,178,183          6,131,801          73,813,755
================================================================================================================================
NET ASSETS:
Beginning of year                                                             753,687,551        133,694,873                   -
--------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $  1,849,865,734   $    139,826,674    $     73,813,755
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $      3,921,898   $        452,060    $         61,958
================================================================================================================================

* For the period December 15, 2003 (commencement of investment operations) to October 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
YEAR ENDED OCTOBER 31, 2004

                                                                            INTERNATIONAL
                                                                            OPPORTUNITIES          LARGE-CAP
INCREASE IN NET ASSETS                                                               FUND         VALUE FUND
OPERATIONS:
Net investment income                                                    $        388,842   $         66,295
Net realized gain on investment and foreign
   currency related transactions                                               18,816,479            198,549
Net change in unrealized appreciation on investments
   and translation of assets and liabilities
   denominated in foreign currencies                                            3,110,081            275,213
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           22,315,402            540,057
============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                       (964,614)           (19,175)
   Class B                                                                       (207,009)            (1,026)
   Class C                                                                       (160,464)            (1,139)
   Class P                                                                            (12)               (67)
   Class Y                                                                       (992,387)               (83)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (2,324,486)           (21,490)
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              29,640,763         15,420,584
Reinvestment of distributions                                                   2,290,948             20,347
Cost of shares reacquired                                                     (29,504,937)        (3,419,287)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    2,426,774         12,021,644
============================================================================================================
NET INCREASE IN NET ASSETS                                                     22,417,690         12,540,211
============================================================================================================
NET ASSETS:
Beginning of year                                                             136,768,805          2,552,140
------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $    159,186,495   $     15,092,351
============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $         28,433   $         86,064
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ALL VALUE FUND

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
                                                (UNAUDITED)           2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $       11.18     $        9.93   $     8.22   $     9.83   $    11.53   $    10.87
                                               =============     =============   ==========   ==========   ==========   ==========

Investment operations:
  Net investment income(a)                               .05               .06          .02          .01          .04          .05
  Net realized and unrealized gain (loss)                .32              1.30         1.87         (.67)        (.83)        1.17
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total from investment operations                     .37              1.36         1.89         (.66)        (.79)        1.22
                                               -------------     -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                 (.07)             (.01)           -         (.02)        (.03)           -
  Net realized gain                                     (.11)             (.10)        (.18)        (.93)        (.88)        (.56)
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total distributions                                 (.18)             (.11)        (.18)        (.95)        (.91)        (.56)
                                               -------------     -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       11.37     $       11.18   $     9.93   $     8.22   $     9.83   $    11.53
                                               =============     =============   ==========   ==========   ==========   ==========
Total Return(b)                                         3.29%(d)         13.80%       23.46%       (7.95)%      (7.26)%      11.44%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                 .58%(d)          1.24%        1.38%        1.42%        1.42%        1.35%
  Expenses, excluding expense reductions                 .58%(d)          1.24%        1.38%        1.42%        1.43%        1.36%
  Net investment income                                  .39%(d)           .53%         .25%         .13%         .40%         .48%

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
SUPPLEMENTAL DATA:                              (UNAUDITED)       2004          2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)              $   1,552,987     $   1,268,285   $  452,098   $  189,698   $  166,406   $  136,038
  Portfolio turnover rate                              20.52%            21.92%       36.39%       79.39%      103.11%       65.06%

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
                                                (UNAUDITED)           2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $       10.84     $        9.69   $     8.07   $     9.70   $    11.42   $    10.85
                                               =============     =============   ==========   ==========   ==========   ==========

Investment operations:
  Net investment income (loss)(a)                        .01              (.01)        (.03)        (.04)        (.03)        (.02)
  Net realized and unrealized gain (loss)                .31              1.26         1.83         (.66)        (.81)        1.15
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total from investment operations                     .32              1.25         1.80         (.70)        (.84)        1.13
                                               -------------     -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                 (.01)                -            -            -            -(e)         -
  Net realized gain                                     (.11)             (.10)        (.18)        (.93)        (.88)        (.56)
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total distributions                                 (.12)             (.10)        (.18)        (.93)        (.88)        (.56)
                                               -------------     -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       11.04     $       10.84   $     9.69   $     8.07   $     9.70   $    11.42
                                               =============     =============   ==========   ==========   ==========   ==========
Total Return(b)                                         2.99%(d)         12.98%       22.77%       (8.51)%      (7.86)%      10.80%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                 .90%(d)          1.87%        2.00%        2.03%        2.03%        2.00%
  Expenses, excluding expense reductions                 .90%(d)          1.87%        2.00%        2.03%        2.04%        2.01%
  Net investment income (loss)                           .07%(d)          (.10)%       (.37)%       (.48)%       (.27)%       (.17)%

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
SUPPLEMENTAL DATA:                              (UNAUDITED)           2004          2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)              $     220,598     $     185,775   $  100,272   $   47,423   $   39,188   $   17,453
  Portfolio turnover rate                              20.52%            21.92%       36.39%       79.39%      103.11%       65.06%

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
                                                (UNAUDITED)           2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $       10.81     $        9.66   $     8.05   $     9.67   $    11.38   $    10.81
                                               =============     =============   ==========   ==========   ==========   ==========
Investment operations:
  Net investment income (loss)(a)                        .01              (.01)        (.03)        (.03)        (.01)        (.02)
  Net realized and unrealized gain (loss)                .31              1.26         1.82         (.66)        (.82)        1.15
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total from investment operations                     .32              1.25         1.79         (.69)        (.83)        1.13
                                               -------------     -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                 (.01)                -            -            -            -(e)         -
  Net realized gain                                     (.11)             (.10)        (.18)        (.93)        (.88)        (.56)
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total distributions                                 (.12)             (.10)        (.18)        (.93)        (.88)        (.56)
                                               -------------     -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       11.01     $       10.81   $     9.66   $     8.05   $     9.67   $    11.38
                                               =============     =============   ==========   ==========   ==========   ==========
Total Return(b)                                         3.02%(d)         13.02%       22.70%       (8.42)%      (7.70)%      10.74%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                 .90%(d)          1.87%        2.00%        1.89%        1.98%        2.00%
  Expenses, excluding expense reductions                 .90%(d)          1.87%        2.00%        1.89%        1.99%        2.01%
  Net investment income (loss)                           .07%(d)          (.10)%       (.37)%       (.34)%       (.14)%       (.17)%

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
SUPPLEMENTAL DATA:                              (UNAUDITED)           2004          2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)             $     469,536     $     389,161   $   200,025  $  112,052   $  112,299   $  112,776
   Portfolio turnover rate                             20.52%            21.92%        36.39%      79.39%      103.11%       65.06%

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                            SIX MONTHS
                                              ENDED                         YEAR ENDED 10/31                      8/15/2001(c)
                                            4/30/2005      ---------------------------------------------------         TO
                                           (UNAUDITED)          2004              2003              2002           10/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $     11.12     $          9.88   $          8.19   $          9.83   $        10.85
                                           ===========     ===============   ===============   ===============   ==============
Investment operations:
  Net investment income (loss)(a)                  .03                 .05               .01                 -(e)             -(e)
  Net realized and unrealized gain (loss)          .33                1.30              1.86              (.66)           (1.02)
                                           -----------     ---------------   ---------------   ---------------   --------------
    Total from investment operations               .36                1.35              1.87              (.66)           (1.02)
                                           -----------     ---------------   ---------------   ---------------   --------------
Distributions to shareholders from:
  Net investment income                           (.07)               (.01)                -              (.05)               -
  Net realized gain                               (.11)               (.10)             (.18)             (.93)               -
                                           -----------     ---------------   ---------------   ---------------   --------------
    Total distributions                           (.18)               (.11)             (.18)             (.98)               -
                                           -----------     ---------------   ---------------   ---------------   --------------
NET ASSET VALUE, END OF PERIOD             $     11.30     $         11.12   $          9.88   $          8.19   $         9.83
                                           ===========     ===============   ===============   ===============   ==============
Total Return(b)                                   3.24%(d)           13.71%            23.30%            (8.04)%          (9.40)%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions           .63%(d)            1.32%+            1.45%             1.48%             .31%(d)
  Expenses, excluding expense reductions           .63%(d)            1.32%+            1.45%             1.48%             .31%(d)
  Net investment income (loss)                     .30%(d)             .45%+             .18%              .07%            (.01)%(d)

                                            SIX MONTHS
                                              ENDED                            YEAR ENDED 10/31                   8/15/2001(c)
                                            4/30/2005      ---------------------------------------------------        TO
SUPPLEMENTAL DATA:                         (UNAUDITED)          2004              2003              2002           10/31/2001
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)         $    10,003     $         4,895   $         1,280   $           368   $             1
   Portfolio turnover rate                       20.52%              21.92%            36.39%            79.39%           103.11%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
ALL VALUE FUND

                                                        SIX MONTHS
                                                          ENDED                             3/31/2003(c)
                                                        4/30/2005           YEAR ENDED           TO
                                                       (UNAUDITED)          10/31/2004       10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $         11.22     $          9.95   $          7.83
                                                     ===============     ===============   ===============
Investment operations:
  Net investment income(a)                                       .06                 .10               .03
  Net realized and unrealized gain                               .33                1.30              2.09
                                                     ---------------     ---------------   ---------------
    Total from investment operations                             .39                1.40              2.12
                                                     ---------------     ---------------   ---------------
Distributions to shareholders from:
  Net investment income                                         (.10)               (.03)                -
  Net realized gain                                             (.11)               (.10)                -
                                                     ---------------     ---------------   ---------------
    Total distributions                                         (.21)               (.13)                -
                                                     ---------------     ---------------   ---------------
NET ASSET VALUE, END OF PERIOD                       $         11.40     $         11.22   $          9.95
                                                     ===============     ===============   ===============
Total Return(b)                                                 3.45%(d)           14.18%            27.08%(d)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                         .40%(d)             .87%+            1.00%(d)+
  Expenses, excluding expense reductions                         .40%(d)             .87%+            1.00%(d)+
  Net investment income                                          .55%(d)             .90%+             .63%(d)+

                                                       SIX MONTHS
                                                          ENDED                              3/31/2003(c)
                                                        4/30/2005           YEAR ENDED           TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)          10/31/2004       10/31/2003
----------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $         2,465     $         1,750   $            13
   Portfolio turnover rate                                     20.52%              21.92%            36.39%

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ALPHA FUND

                                                SIX MONTHS
                                                   ENDED                                     YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
                                                (UNAUDITED)           2004           2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $       15.96     $       14.38   $    10.62   $    12.96   $    17.46   $    15.21
                                               =============     =============   ==========   ==========   ==========   ==========
Investment operations:
  Net investment income (loss)(a)                        .01               .10          .02         (.05)        (.05)        (.03)
  Net realized and unrealized gain (loss)                .67              1.48         3.83        (1.70)       (3.82)        2.60
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total from investment operations                     .68              1.58         3.85        (1.75)       (3.87)        2.57
                                               -------------     -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                 (.10)                -            -            -         (.30)        (.21)
  Net realized gain                                        -                 -         (.09)        (.59)        (.33)        (.11)
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total distributions                                 (.10)                -         (.09)        (.59)        (.63)        (.32)
                                               -------------     -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       16.54     $       15.96   $    14.38   $    10.62   $    12.96   $    17.46
                                               =============     =============   ==========   ==========   ==========   ==========
Total Return(b)                                         4.26%(d)         10.99%       36.59%      (14.41)%     (22.67)%      17.10%

RATIOS TO AVERAGE NET ASSETS:*
  Expenses, including expense reductions                 .18%(d)           .36          .39%         .37%         .36%         .40%
  Expenses, excluding expense reductions                 .42%(d)          1.03%        1.45%        1.37%        1.34%        1.33%
  Net investment income (loss)                           .07%(d)           .63%         .13%        (.34)%       (.32)%       (.16)%

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
SUPPLEMENTAL DATA:                              (UNAUDITED)          2004          2003          2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)             $      73,610     $      69,957   $   62,383   $   53,121   $   70,785   $   96,652
   Portfolio turnover rate                              2.63%             2.59%        2.47%        1.75%       15.34%        1.54%

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
                                                (UNAUDITED)           2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $       15.46     $       14.02   $    10.43   $    12.81   $    17.27   $    15.05
                                               =============     =============   ==========   ==========   ==========   ==========
Investment operations:
  Net investment income (loss)(a)                       (.04)              .01         (.06)        (.12)        (.14)        (.13)
  Net realized and unrealized gain (loss)                .65              1.43         3.74        (1.67)       (3.79)        2.58
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total from investment operations                     .61              1.44         3.68        (1.79)       (3.93)        2.45
                                               -------------     -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                    -                 -            -            -         (.20)        (.12)
  Net realized gain                                        -                 -         (.09)        (.59)        (.33)        (.11)
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total distributions                                    -                 -         (.09)        (.59)        (.53)        (.23)
                                               -------------     -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       16.07     $       15.46   $    14.02   $    10.43   $    12.81   $    17.27
                                               =============     =============   ==========   ==========   ==========   ==========
Total Return(b)                                         3.95%(d)         10.27%       35.62%      (14.91)%     (23.21)%      16.40%

RATIOS TO AVERAGE NET ASSETS:*
  Expenses, including expense reductions                 .50%(d)          1.01%        1.04%        1.00%        1.00%        1.00%
  Expenses, excluding expense reductions                 .74%(d)          1.68%        2.10%        2.00%        1.98%        1.93%
  Net investment income (loss)                          (.25)%(d)          .03%        (.52)%       (.97)%       (.96)%       (.75)%

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
SUPPLEMENTAL DATA:                              (UNAUDITED)           2004          2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)             $      41,244     $      41,771   $   42,342   $   35,661   $   50,377   $   70,300
   Portfolio turnover rate                              2.63%             2.59%        2.47%        1.75%       15.34%        1.54%

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
                                                (UNAUDITED)           2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $       15.46     $       14.02   $    10.43   $    12.80   $    17.25   $    15.04
                                               =============     =============   ==========   ==========   ==========   ==========
Investment operations:
  Net investment income (loss)(a)                       (.04)              .01         (.06)        (.10)        (.14)        (.12)
  Net realized and unrealized gain (loss)                .66              1.43         3.74        (1.68)       (3.78)        2.56
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total from investment operations                     .62              1.44         3.68        (1.78)       (3.92)        2.44
                                               -------------     -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                    -                 -            -            -         (.20)        (.12)
  Net realized gain                                        -                 -         (.09)        (.59)        (.33)        (.11)
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total distributions                                    -                 -         (.09)        (.59)        (.53)        (.23)
                                               -------------     -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       16.08     $       15.46   $    14.02   $    10.43   $    12.80   $    17.25
                                               =============     =============   ==========   ==========   ==========   ==========
Total Return(b)                                         4.01%(d)         10.27%       35.62%      (14.77)%     (23.25)%      16.34%

RATIOS TO AVERAGE NET ASSETS:*
  Expenses, including expense reductions                 .50%(d)          1.01%        1.04%         .89%        1.00%        1.00%
  Expenses, excluding expense reductions                 .74%(d)          1.68%        2.10%        1.89%        1.98%        1.93%
  Net investment income (loss)                          (.25)%(d)          .03%        (.52)%       (.86)%       (.97)%       (.70)%

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
SUPPLEMENTAL DATA:                              (UNAUDITED)           2004          2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)             $      25,788     $      27,701   $   28,970   $   24,690   $   35,395   $   44,977
   Portfolio turnover rate                              2.63%             2.59%        2.47%        1.75%       15.34%        1.54%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
ALPHA FUND

                                                  SIX MONTHS
                                                     ENDED           10/20/2004(a)
                                                   4/30/2005              TO
                                                  (UNAUDITED)         10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD            $         15.96     $         15.65
                                                ===============     ===============
Investment operations:
  Net investment income(b)                                  .04                   -(e)
  Net realized and unrealized gain                          .68                 .31
                                                ---------------     ---------------
    Total from investment operations                        .72                 .31
                                                ---------------     ---------------
Distributions to shareholders from:
  Net investment income                                    (.16)                  -
                                                ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                  $         16.52     $         15.96
                                                ===============     ===============
Total Return(c)                                            4.47%(d)            2.18%(d)

RATIOS TO AVERAGE NET ASSETS:*
  Expenses, including expense reductions                    .00%(d)             .00%(d)
  Expenses, excluding expense reductions                    .24%(d)             .00%(d)
  Net investment income                                     .24%(d)             .00%(d)(f)

                                                 SIX MONTHS
                                                    ENDED           10/20/2004(a)
                                                  4/30/2005              TO
SUPPLEMENTAL DATA:                               (UNAUDITED)         10/31/2004
-----------------------------------------------------------------------------------
   Net assets, end of period (000)              $           430     $           398
   Portfolio turnover rate                                 2.63%               2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.
(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Amount is less than $.01.
(f)  Amount is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INTERNATIONAL CORE EQUITY FUND

                                                 SIX MONTHS
                                                    ENDED            12/15/2003(a)
                                                  4/30/2005               TO
                                                 (UNAUDITED)          10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
Net asset value, beginning of period            $         10.42     $         10.00
                                                ===============     ===============
  Unrealized appreciation on investments                                        .15
                                                                    ---------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                               $         10.15
                                                                    ===============
Investment operations:
  Net investment income(b)                                  .05                 .04
  Net realized and unrealized gain                          .94                 .23
                                                ---------------     ---------------
    Total from investment operations                        .99                 .27
                                                ---------------     ---------------
Distributions to shareholders from:
  Net investment income                                    (.01)                  -
                                                ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                  $         11.40     $         10.42
                                                ===============     ===============
Total Return(c)                                                                1.50%(d)(e)
Total Return(c)                                            9.49%(d)            2.66%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and
    expenses assumed                                        .78%(d)            1.50%(d)
  Expenses, excluding expense reductions and
    expenses assumed                                        .78%(d)            2.13%(d)
  Net investment income                                     .48%(d)             .40%(d)

                                                  SIX MONTHS
                                                     ENDED           12/15/2003(a)
                                                   4/30/2005              TO
SUPPLEMENTAL DATA:                                (UNAUDITED)         10/31/2004
-----------------------------------------------------------------------------------
   Net assets, end of period (000)              $       120,988     $        58,484
   Portfolio turnover rate                                51.29%             142.16%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                  SIX MONTHS
                                                     ENDED           12/15/2003(a)
                                                   4/30/2005              TO
                                                  (UNAUDITED)         10/31/2004
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD            $         10.36     $         10.00
                                                ===============     ===============
  Unrealized appreciation on investments                                        .15
                                                                    ---------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                               $         10.15
                                                                    ===============
Investment operations:
  Net investment income (loss)(b)                           .03                (.01)
  Net realized and unrealized gain                          .92                 .22
                                                ---------------     ---------------
    Total from investment operations                        .95                 .21
                                                ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                  $         11.31     $         10.36
                                                ===============     ===============
Total Return(c)                                                                1.50%(d)(e)
Total Return(c)                                            9.17%(d)            2.07%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and
    expenses assumed                                       1.09%(d)            2.04%(d)
  Expenses, excluding expense reductions and
    expenses assumed                                       1.09%(d)            2.67%(d)
  Net investment income (loss)                              .28%(d)            (.14)%(d)

                                                  SIX MONTHS
                                                     ENDED           12/15/2003(a)
                                                   4/30/2005              TO
SUPPLEMENTAL DATA:                                (UNAUDITED)         10/31/2004
-----------------------------------------------------------------------------------
   Net assets, end of period (000)              $         9,236     $         2,937
   Portfolio turnover rate                                51.29%             142.16%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                                      SIX MONTHS
                                                                         ENDED           12/15/2003(a)
                                                                       4/30/2005              TO
                                                                      (UNAUDITED)         10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $         10.37     $         10.00
                                                                    ===============     ===============
  Unrealized appreciation on investments                                                            .15
                                                                                        ---------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                   $         10.15
                                                                                        ===============
Investment operations:
  Net investment income (loss)(b)                                               .02                (.01)
  Net realized and unrealized gain                                              .93                 .23
                                                                    ---------------     ---------------
    Total from investment operations                                            .95                 .22
                                                                    ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                      $         11.32     $         10.37
                                                                    ===============     ===============
Total Return(c)                                                                                    1.50%(d)(e)
Total Return(c)                                                                9.16%(d)            2.17%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed                  1.09%(d)            2.04%(d)
  Expenses, excluding expense reductions ane expenses assumed                  1.09%(d)            2.67%(d)
  Net investment income (loss)                                                  .22%(d)            (.14)%(d)

                                                                      SIX MONTHS
                                                                        ENDED            12/15/2003(a)
                                                                      4/30/2005               TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)          10/31/2004
-------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                  $        23,069     $         9,291
   Portfolio turnover rate                                                    51.29%             142.16%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                                       SIX MONTHS
                                                                          ENDED          12/15/2003(a)
                                                                       4/30/2005              TO
                                                                      (UNAUDITED)          10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $         10.41     $         10.00
                                                                    ===============     ===============
  Unrealized appreciation on investments                                                            .15
                                                                                        ---------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                   $         10.15
                                                                                        ===============
Investment operations:
  Net investment income(b)                                                      .03                 .04
  Net realized and unrealized gain                                              .96                 .22
                                                                    ---------------     ---------------
    Total from investment operations                                            .99                 .26
                                                                    ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                      $         11.40     $         10.41
                                                                    ===============     ===============
Total Return(c)                                                                                    1.50%(d)(e)
Total Return(c)                                                                9.51%(d)            2.56%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed                   .81%(d)            1.55%(d)+
  Expenses, excluding expense reductions and expenses assumed                   .81%(d)            2.18%(d)+
  Net investment income                                                         .28%(d)             .35%(d)+

                                                                      SIX MONTHS
                                                                         ENDED           12/15/2003(a)
                                                                       4/30/2005              TO
SUPPLEMENTAL DATA:                                                    (UNAUDITED)         10/31/2004
-------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                  $            12     $            11
   Portfolio turnover rate                                                    51.29%             142.16%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
INTERNATIONAL CORE EQUITY FUND

                                                                       SIX MONTHS
                                                                          ENDED          12/15/2003(a)
                                                                       4/30/2005              TO
                                                                      (UNAUDITED)         10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $         10.45     $         10.00
                                                                    ===============     ===============
  Unrealized appreciation on investments                                                            .15
                                                                                        ---------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                   $         10.15
                                                                                        ===============
Investment operations:
  Net investment income(b)                                                      .06                 .08
  Net realized and unrealized gain                                              .96                 .22
                                                                    ---------------     ---------------
    Total from investment operations                                           1.02                 .30
                                                                    ---------------     ---------------
Distributions to shareholders from:
  Net investment income                                                        (.03)                  -
                                                                    ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                                      $         11.44     $         10.45
                                                                    ===============     ===============
Total Return(c)                                                                                    1.50%(d)(e)
Total Return(c)                                                                9.73%(d)            2.96%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed                   .60%(d)            1.16%(d)
  Expenses, excluding expense reductions and expenses assumed                   .60%(d)            1.79%(d)
  Net investment income                                                         .54%(d)             .74%(d)

                                                                      SIX MONTHS
                                                                         ENDED           12/15/2003(a)
                                                                       4/30/2005               TO
SUPPLEMENTAL DATA:                                                    (UNAUDITED)         10/31/2004
-------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                  $         4,656     $         3,091
   Portfolio turnover rate                                                    51.29%             142.16%

+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Total return for the period 12/15/2003 through 12/31/2003.
(f)  Total return for the period 12/31/2003 through 10/31/2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INTERNATIONAL OPPORTUNITIES FUND

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
                                                (UNAUDITED)           2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $        9.61     $        8.41   $     6.29   $     7.78   $    14.48   $    13.90
                                               =============     =============   ==========   ==========   ==========   ==========

Investment operations:
  Net investment income (loss)(a)                       (.02)              .02          .08          .03         (.06)        (.08)
  Net realized and unrealized gain (loss)                .90              1.33         2.09        (1.52)       (6.56)        1.54
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total from investment operations                     .88              1.35         2.17        (1.49)       (6.62)        1.46
                                               -------------     -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                    -              (.15)        (.05)           -            -         (.06)
  Net realized gain                                        -                 -            -            -         (.08)        (.82)
                                               -------------     -------------   ----------   ----------   ----------   ----------
    Total distributions                                    -              (.15)        (.05)           -         (.08)        (.88)
                                               -------------     -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $       10.49     $        9.61   $     8.41   $     6.29   $     7.78   $    14.48
                                               =============     =============   ==========   ==========   ==========   ==========
Total Return(b)                                         9.16%(d)         16.31%       35.07%      (19.16)%     (45.92)%      10.97%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                 .85%(d)          1.83%        2.11%        1.89%        2.07%        1.80%
  Expenses, excluding expense reductions                 .85%(d)          1.83%        2.11%        1.89%        2.08%        1.80%
  Net investment income (loss)                          (.20)%(d)          .26%        1.11%         .50%        (.55)%       (.53)%

                                                SIX MONTHS
                                                   ENDED                                 YEAR ENDED 10/31
                                                 4/30/2005       -----------------------------------------------------------------
SUPPLEMENTAL DATA:                              (UNAUDITED)           2004          2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)              $      76,188     $      67,314   $   55,230   $   44,975   $   71,591   $  135,701
  Portfolio turnover rate                              37.98%            75.56%       72.36%       82.38%       65.26%       35.14%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                             SIX MONTHS
                                                ENDED                                  YEAR ENDED 10/31
                                              4/30/2005        -----------------------------------------------------------------
                                             (UNAUDITED)            2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS B
   SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $        9.37      $        8.20   $     6.13   $     7.65   $    14.31   $    13.75
                                            =============      =============   ==========   ==========   ==========   ==========
Investment operations:
  Net investment income (loss)(a)                    (.05)              (.04)         .03         (.02)        (.11)        (.17)
  Net realized and unrealized gain (loss)             .88               1.30         2.05        (1.50)       (6.47)        1.55
                                            -------------      -------------   ----------   ----------   ----------   ----------
    Total from investment operations                  .83               1.26         2.08        (1.52)       (6.58)        1.38
                                            -------------      -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                 -               (.09)        (.01)           -            -            -(c)
  Net realized gain                                     -                  -            -            -         (.08)        (.82)
                                            -------------      -------------   ----------   ----------   ----------   ----------
    Total distributions                                 -               (.09)        (.01)           -         (.08)        (.82)
                                            -------------      -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD              $       10.20      $        9.37   $     8.20   $     6.13   $     7.65   $    14.31
                                            =============      =============   ==========   ==========   ==========   ==========
Total Return(b)                                      8.86%(d)          15.61%       33.89%      (19.87)%     (46.19)%      10.42%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions             1.18%(d)           2.48%        2.73%        2.69%        2.59%        2.35%
  Expenses, excluding expense reductions             1.18%(d)           2.48%        2.73%        2.69%        2.60%        2.36%
  Net investment income (loss)                       (.53)%(d)          (.39)%        .49%        (.30)%      (1.07)%      (1.09)%

                                             SIX MONTHS
                                                ENDED                                  YEAR ENDED 10/31
                                              4/30/2005        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)            2004          2003         2002         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $      24,389      $      21,962   $   17,978   $   13,174   $   17,743   $   33,124
  Portfolio turnover rate                           37.98%             75.56%       72.36%       82.38%       65.26%       35.14%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                              SIX MONTHS
                                                 ENDED                                 YEAR ENDED 10/31
                                               4/30/2005       -----------------------------------------------------------------
                                              (UNAUDITED)            2004          2003        2002          2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS C
SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD         $        9.32      $        8.19   $     6.12  $     7.61    $    14.30   $    13.75
                                             =============      =============   ==========  ==========    ==========   ==========
Investment operations:
  Net investment income (loss)(a)                     (.05)              (.04)         .07           -(e)       (.13)        (.17)
  Net realized and unrealized gain (loss)              .87               1.30         2.04       (1.49)        (6.48)        1.54
                                             -------------      -------------   ----------  ----------    ----------   ----------
    Total from investment operations                   .82               1.26         2.11       (1.49)        (6.61)        1.37
                                             -------------      -------------   ----------  ----------    ----------   ----------
Distributions to shareholders from:
  Net investment income                                  -               (.13)        (.04)          -             -            -(e)
  Net realized gain                                      -                  -            -           -          (.08)        (.82)
                                             -------------      -------------   ----------  ----------    ----------   ----------
    Total distributions                                  -               (.13)        (.04)          -          (.08)        (.82)
                                             -------------      -------------   ----------  ----------    ----------   ----------
NET ASSET VALUE, END OF PERIOD               $       10.14      $        9.32   $     8.19  $     6.12    $     7.61   $    14.30
                                             =============      =============   ==========  ==========    ==========   ==========
Total Return(b)                                       8.80%(d)          15.61%       34.67%     (19.58)%      (46.43)%      10.35%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions              1.18%(d)           2.48%        2.73%       2.36%         2.83%        2.35%
  Expenses, excluding expense reductions              1.18%(d)           2.48%        2.73%       2.36%         2.84%        2.36%
  Net investment income (loss)                        (.52)%(d)          (.39)%        .99%        .03%        (1.32)%      (1.10)%

                                              SIX MONTHS
                                                 ENDED                                  YEAR ENDED 10/31
                                               4/30/2005          ---------------------------------------------------------------
SUPPLEMENTAL DATA:                            (UNAUDITED)            2004          2003        2002          2001         2000
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)            $      14,937        $    12,766   $   10,323  $    7,823    $   11,399   $   25,546
  Portfolio turnover rate                            37.98%             75.56%       72.36%      82.38%        65.26%       35.14%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                             SIX MONTHS
                                                ENDED                                  YEAR ENDED 10/31
                                              4/30/2005        -----------------------------------------------------------------
                                             (UNAUDITED)           2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS P
  SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $        9.71      $        8.47   $     6.31   $     7.82   $    14.51   $    13.91
                                            =============      =============   ==========   ==========   ==========   ==========
Investment operations:
  Net investment income (loss)(a)                    (.01)               .01          .10          .03         (.06)        (.08)
  Net realized and unrealized gain (loss)             .92               1.35         2.10        (1.54)       (6.55)        1.55
                                            -------------      -------------   ----------   ----------   ----------   ----------
    Total from investment operations                  .91               1.36         2.20        (1.51)       (6.61)        1.47
                                            -------------      -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                 -               (.12)        (.04)           -            -         (.05)
  Net realized gain                                     -                  -            -            -         (.08)        (.82)
                                            -------------      -------------   ----------   ----------   ----------   ----------
    Total distributions                                 -               (.12)        (.04)           -         (.08)        (.87)
                                            -------------      -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD              $       10.62      $        9.71   $     8.47   $     6.31   $     7.82   $    14.51
                                            =============      =============   ==========   ==========   ==========   ==========
Total Return(b)                                      9.37%(d)          16.37%       35.17%      (19.31)%     (45.75)%      11.03%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions              .74%(d)           1.93%+       2.18%+       2.14%        2.04%        1.80%
  Expenses, excluding expense reductions              .74%(d)           1.93%+       2.18%+       2.14%        2.05%        1.80%
  Net investment income (loss)                       (.08)%(d)           .16%+       1.00%+        .25%        (.55)%       (.51)%

                                             SIX MONTHS
                                                ENDED                                  YEAR ENDED 10/31
                                              4/30/2005        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                           (UNAUDITED)            2004          2003         2002         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $           1      $           1   $        1   $        1   $        1   $        1
  Portfolio turnover rate                           37.98%             75.56%       72.36%       82.38%       65.26%       35.14%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
INTERNATIONAL OPPORTUNITIES FUND

                                               SIX MONTHS
                                                  ENDED                                  YEAR ENDED 10/31
                                                4/30/2005        -----------------------------------------------------------------
                                               (UNAUDITED)            2004          2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD          $        9.77      $        8.53   $     6.39   $     7.90   $    14.61   $    14.00
                                              =============      =============   ==========   ==========   ==========   ==========
Investment operations:
  Net investment income (loss)(a)                         -(c)             .06          .10          .06         (.01)        (.01)
  Net realized and unrealized gain (loss)               .92               1.34         2.12        (1.57)       (6.62)        1.54
                                              -------------      -------------   ----------   ----------   ----------   ----------
    Total from investment operations                    .92               1.40         2.22        (1.51)       (6.63)        1.53
                                              -------------      -------------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                (.01)              (.16)        (.08)           -            -         (.10)
  Net realized gain                                       -                  -            -            -         (.08)        (.82)
                                              -------------      -------------   ----------   ----------   ----------   ----------
    Total distributions                                (.01)              (.16)        (.08)           -         (.08)        (.92)
                                              -------------      -------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                $       10.68      $        9.77   $     8.53   $     6.39   $     7.90   $    14.61
                                              =============      =============   ==========   ==========   ==========   ==========
Total Return(b)                                        9.39%(d)          16.73%       35.22%      (19.11)%     (45.58)%      11.45%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                .68%(d)           1.48%        1.74%        1.69%        1.59%        1.35%
  Expenses, excluding expense reductions                .68%(d)           1.48%        1.74%        1.69%        1.60%        1.37%
  Net investment income (loss)                         (.03)%(d)           .61%        1.47%         .70%        (.06)%       (.09)%

                                               SIX MONTHS
                                                  ENDED                                  YEAR ENDED 10/31
                                                4/30/2005        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                             (UNAUDITED)            2004          2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $      56,515      $      57,143   $   53,237   $   45,748   $   60,227   $   79,833
  Portfolio turnover rate                             37.98%             75.56%       72.36%       82.38%       65.26%       35.14%

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $.01.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP VALUE FUND

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
                                                         (UNAUDITED)             10/31/2004         10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $         11.80        $         10.73     $         10.00
                                                       ---------------        ---------------     ---------------
  Unrealized depreciation on investments                                                                     (.10)
                                                                                                  ---------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $          9.90
                                                                                                  ===============
Investment operations:
  Net investment income(b)                                         .08                    .09                 .03
  Net realized and unrealized gain                                 .38                   1.05                 .80
                                                       ---------------        ---------------     ---------------
    Total from investment operations                               .46                   1.14                 .83
                                                       ---------------        ---------------     ---------------
Distributions to shareholders from:
  Net investment income                                           (.11)                  (.07)                  -
  Net realized gain                                               (.16)                     -                   -
                                                       ---------------        ---------------     ---------------
    Total distributions                                           (.27)                  (.07)                  -
                                                       ---------------        ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                         $         11.99        $         11.80     $         10.73
                                                       ===============        ===============     ===============
Total Return(c)                                                                                             (1.00)%(d)(e)
Total Return(c)                                                   3.86%(d)              10.74%               8.38%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses
    assumed                                                        .47%(d)                .95%                .33%(d)+
  Expenses, excluding expense reductions and expenses
    assumed                                                        .60%(d)               2.59%               7.12%(d)+
  Net investment income                                            .66%(d)                .75%                .27%(d)+

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
SUPPLEMENTAL DATA:                                       (UNAUDITED)             10/31/2004         10/31/2003
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $        11,623         $        10,102    $         2,271
  Portfolio turnover rate                                        20.32%                  30.53%              8.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
                                                         (UNAUDITED)             10/31/2004         10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $         11.67        $         10.68     $         10.00
                                                       ---------------        ---------------     ---------------
  Unrealized depreciation on investments                                                                     (.11)
                                                                                                  ---------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $          9.89
                                                                                                  ===============
Investment operations:
  Net investment income(b)                                         .04                    .01                   -(g)
  Net realized and unrealized gain                                 .37                   1.05                 .79
                                                       ---------------        ---------------     ---------------
    Total from investment operations                               .41                   1.06                 .79
                                                       ---------------        ---------------     ---------------
Distributions to shareholders from:
  Net investment income                                           (.07)                  (.07)                  -
  Net realized gain                                               (.16)                     -                   -
                                                       ---------------        ---------------     ---------------
    Total distributions                                           (.23)                  (.07)                  -
                                                       ---------------        ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                         $         11.85        $         11.67     $         10.68
                                                       ===============        ===============     ===============
Total Return(c)                                                                                             (1.10)%(d)(e)
Total Return(c)                                                   3.52%(d)              10.02%               7.99%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses
    assumed                                                        .79%(d)               1.60%                .56%(d)+
  Expenses, excluding expense reductions and expenses
    assumed                                                        .91%(d)               3.24%               7.35%(d)+
  Net investment income                                            .32%(d)                .10%                .04%(d)+

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
SUPPLEMENTAL DATA:                                       (UNAUDITED)             10/31/2004         10/31/2003
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $         1,709        $         1,445     $          111
  Portfolio turnover rate                                        20.32%                 30.53%              8.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
                                                         (UNAUDITED)             10/31/2004         10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $         11.69        $         10.69     $        10.00
                                                       ===============        ===============     ==============
  Unrealized depreciation on investments                                                                    (.11)
                                                                                                  --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $         9.89
                                                                                                  ==============
Investment operations:
  Net investment income(b)                                         .04                    .01                  -(g)
  Net realized and unrealized gain                                 .37                   1.06                .80
                                                       ---------------        ---------------     --------------
    Total from investment operations                               .41                   1.07                .80
                                                       ---------------        ---------------     --------------
Distributions to shareholders from:
  Net investment income                                           (.09)                  (.07)                 -
  Net realized gain                                               (.16)                     -                  -
                                                       ---------------        ---------------     --------------
    Total distributions                                           (.25)                  (.07)                 -
                                                       ---------------        ---------------     --------------
NET ASSET VALUE, END OF PERIOD                         $         11.85        $         11.69     $        10.69
                                                       ===============        ===============     ==============
Total Return(c)                                                                                            (1.10)%(d)(e)
Total Return(c)                                                   3.45%(d)              10.07%              8.09%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses
    assumed                                                        .79%(d)               1.60%               .56%(d)+
  Expenses, excluding expense reductions and expenses
    assumed                                                        .91%(d)               3.24%              7.35%(d)+
  Net investment income                                            .31%(d)                .10%               .04%(d)+

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
SUPPLEMENTAL DATA:                                       (UNAUDITED)             10/31/2004         10/31/2003
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $         2,504        $         1,490     $          148
  Portfolio turnover rate                                        20.32%                 30.53%              8.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
                                                         (UNAUDITED)             10/31/2004         10/31/2003
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $         11.80        $         10.73     $        10.00
                                                       ===============        ===============     ==============
  Unrealized depreciation on investments                                                                    (.10)
                                                                                                  --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $         9.90
                                                                                                  ==============
Investment operations:
  Net investment income(b)                                         .07                    .07                .02
  Net realized and unrealized gain                                 .38                   1.07                .81
                                                       ---------------        ---------------     --------------
    Total from investment operations                               .45                   1.14                .83
                                                       ---------------        ---------------     --------------
Distributions to shareholders from:
  Net investment income                                           (.09)                  (.07)                 -
  Net realized gain                                               (.16)                     -                  -
                                                       ---------------        ---------------     --------------
    Total distributions                                           (.25)                  (.07)                 -
                                                       ---------------        ---------------     --------------
NET ASSET VALUE, END OF PERIOD                         $         12.00        $         11.80     $        10.73
                                                       ===============        ===============     ==============

Total Return(c)                                                                                            (1.00)%(d)(e)
Total Return(c)                                                   3.79%(d)              10.65%              8.38%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses
    assumed                                                        .52%(d)               1.05%               .37%(d)+
  Expenses, excluding expense reductions and expenses
    assumed                                                        .61%(d)               2.69%              7.16%(d)+
  Net investment income                                            .61%(d)                .65%               .23%(d)+

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
SUPPLEMENTAL DATA:                                       (UNAUDITED)             10/31/2004         10/31/2003
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $            12        $            12     $           11
  Portfolio turnover rate                                        20.32%                 30.53%              8.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
LARGE-CAP VALUE FUND

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
                                                         (UNAUDITED)             10/31/2004         10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $         11.85        $         10.75     $         10.00
                                                       ===============        ===============     ===============
  Unrealized depreciation on investments                                                                     (.10)
                                                                                                  ---------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $          9.90
                                                                                                  ===============
Investment operations:
  Net investment income(b)                                         .09                    .13                 .04
  Net realized and unrealized gain                                 .39                   1.05                 .81
                                                       ---------------        ---------------     ---------------
    Total from investment operations                               .48                   1.18                 .85
                                                       ---------------        ---------------     ---------------
Distributions to shareholders from:
  Net investment income                                           (.14)                  (.08)                  -
  Net realized gain                                               (.16)                     -                   -
                                                       ---------------        ---------------     ---------------
    Total distributions                                           (.30)                  (.08)                  -
                                                       ---------------        ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                         $         12.03        $         11.85     $         10.75
                                                       ===============        ===============     ===============
Total Return(c)                                                                                             (1.00)%(d)(e)
Total Return(c)                                                   4.03%(d)              11.09%               8.59%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses
    assumed                                                        .29%(d)                .60%                .21%(d)+
  Expenses, excluding expense reductions and expenses
    assumed                                                        .40%(d)               2.24%               7.00%(d)+
  Net investment income                                            .69%(d)               1.10%                .39%(d)+

                                                         SIX MONTHS
                                                            ENDED                   YEAR           6/23/2003(a)
                                                          4/30/2005                 ENDED               TO
SUPPLEMENTAL DATA:                                       (UNAUDITED)             10/31/2004         10/31/2003
----------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $        17,067        $         2,043     $           11
  Portfolio turnover rate                                        20.32%                 30.53%              8.87%

+   The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Total return for the period 6/23/2003 through 6/30/2003.
(f) Total return for the period 6/30/2003 through 10/31/2003.
(g) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. This report covers the following five funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Series ("All Value Fund"), Classes A, B, C, P and Y shares; Alpha Series ("Alpha Fund"), Classes A, B, C and Y shares; Lord Abbett International Core Equity Fund ("International Core Equity Fund"), Classes A, B, C, P and Y shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"), Classes A, B, C, P and Y shares; and Lord Abbett Large-Cap Value Fund ("Large-Cap Value Fund"), Classes A, B, C, P, and Y shares.

All Value Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. Alpha Fund's, International Core Equity Fund's, and International Opportunities Fund's investment objective is long-term capital appreciation. Alpha Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). Large-Cap Value Fund's investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B and C shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occuring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked price on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked price is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are generally allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of International Core Equity Fund and International Opportunities Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) OFFERING COSTS-Lord Abbett incurred initial offering costs on behalf of Interntional Core Equity Fund which have been reimbursed by the Fund in the full amount thereof. Such expenses were deferred and are amortized on the straight-line method over a period of one year from the commencement of investment operations.

(h) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on

    Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on each Fund's Statement of Operations. As of April 30, 2005, there were no open forward foreign currency exchange contracts outstanding.

(i) SECURITIES LENDING-Each Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. At their October 21, 2004 meeting, the Board of Trustees voted to discontinue, as soon as practicable, the Funds' securities lending program.

(j) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l) REDEMPTION FEES-International Core Equity Fund and International Opportunities Fund impose a redemption fee of 2.00% of the NAV of the shares being redeemed or exchanged if the redemption or exchange occurs within ten business days after such shares were acquired. This does not include shares acquired through the reinvestment of dividends or other distributions or certain automatic or systematic investment, exchange or withdrawal plans. The fees are retained by each Fund and are included as Paid-in Capital on the Statement of Assets and Liabilities and are included in the Net Proceeds from Sale of Shares on each Fund's Statement of Changes in Net Assets. During the six months ended April 30, 2005, redemption fees were received as follows:

    FUND                                         REDEMPTION FEES
    ------------------------------------------------------------
    International Core Equity Fund                       $ 1,384
    International Opportunities Fund                         199

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on average daily net assets at the following annual rates:

                                                        MANAGEMENT       CONTRACTUAL
                                                              FEES            WAIVER
------------------------------------------------------------------------------------
All Value Fund                                                 .57%(1)             -
Alpha Fund                                                     .10%              .10%(2)
International Core Equity Fund                                 .75%(3)             -
International Opportunities Fund                               .75%                -
Large-Cap Value Fund                                           .40%(4)             -

(1) The management fee for All Value Fund is based on average daily net assets at the following annual rates:

First $200 million          .75%
Next $300 million           .65%
Over $500 million           .50%

(2) For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to waive its management fee.

(3) The management fee for International Core Equity Fund is based on average daily net assets at the following annual rates:

First $1 billion            .75%
Next $1 billion             .70%
Over $2 billion             .65%

(4) The management fee for Large-Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion            .40%
Next $3 billion            .375%
Over $5 billion             .35%

For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse expenses for International Core Equity Fund to the extent necessary to maintain net operating expenses for Class A at 1.75%, for Classes B and C at 2.40%, Class P at 1.85%, and Class Y at 1.40% of average daily net assets.

For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse expenses for Large-Cap Value Fund to the extent necessary to maintain net operating expenses for Class A at .95%, for Classes B and C at 1.60%, Class P at 1.05%, and Class Y at .60% of average daily net assets.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This fee is not assessed to the Alpha Fund.

Alpha Fund has entered into a Servicing Agreement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, and distribution and service fees) of Alpha Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Fund. Each Underlying Fund's expense is reflected in Subsidy on the respective Statement of Operations.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                   CLASS A          CLASS B         CLASS C       CLASS P(2)
-----------------------------------------------------------------------------------
Service                    .25%             .25%            .25%             .20%
Distribution               .10%(1)          .75%            .75%             .25%

(1) Until October 1, 2004, each Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees for each Fund, as of April 30, 2005, was as follows:

                                                    UNAMORTIZED
                                                        BALANCE
---------------------------------------------------------------
All Value                                             $ 121,174
Alpha                                                     4,622
International Core Equity                                19,607
International Opportunities                                 205
Large-Cap Value                                             821

These amounts will continue to be amortized by each Fund, generally over a two-year period.

The amount of CDSC collected by each Fund during the six months ended April 30, 2005, was as follows:

                                                           CDSC
                                                      COLLECTED
---------------------------------------------------------------
All Value                                              $ 15,026
Alpha                                                        53
International Opportunities                               1,263

(2) All Value Fund, International Core Equity Fund, International Opportunities Fund, and Large-Cap Value Fund only.

Class Y does not have a distribution plan.

COMMISSIONS

The Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2005:

                                                    DISTRIBUTOR         DEALERS'
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
All Value Fund                                      $ 1,627,169      $ 8,900,242
Alpha Fund                                               32,562          174,617
International Core Equity Fund                          250,977        1,347,011
International Opportunities Fund                         34,006          182,614
Large-Cap Value Fund                                     18,502          101,001

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semi-annually for All Value Fund, and annually for Alpha Fund, International Core Equity Fund, International Opportunities Fund, and Large-Cap Value Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2005 and the fiscal year ended October 31, 2004 are as follows:

                                           ALL VALUE FUND                     ALPHA FUND
----------------------------------------------------------------------------------------
                            SIX MONTHS ENDED               SIX MONTHS ENDED
                                  04/30/2005   YEAR ENDED        04/30/2005   YEAR ENDED
                                 (UNAUDITED)   10/31/2004       (UNAUDITED)   10/31/2004
----------------------------------------------------------------------------------------
Disitributions paid from:
Ordinary income                 $  8,710,700  $   565,404     $     458,488   $        -
Net long-term capital gains       19,588,545    8,512,788                 -            -
----------------------------------------------------------------------------------------
   Total distributions paid     $ 28,299,245  $ 9,078,192     $     458,488   $        -
========================================================================================

                                            INTERNATIONAL                  INTERNATIONAL
                                         CORE EQUITY FUND             OPPORTUNITIES FUND
----------------------------------------------------------------------------------------
                            SIX MONTHS ENDED               SIX MONTHS ENDED
                                  04/30/2005   YEAR ENDED        04/30/2005   YEAR ENDED
                                 (UNAUDITED)   10/31/2004       (UNAUDITED)   10/31/2004
----------------------------------------------------------------------------------------
Disitributions paid from:
Ordinary income                     $ 62,693  $         -     $      40,279  $ 2,324,486
----------------------------------------------------------------------------------------
  Total distributions paid          $ 62,693  $         -     $      40,279  $ 2,324,486
========================================================================================

                                  LARGE-CAP VALUE FUND
------------------------------------------------------
                         SIX MONTHS ENDED
                               04/30/2005   YEAR ENDED
                              (UNAUDITED)   10/31/2004
------------------------------------------------------
Disitributions paid from:
Ordinary income                 $ 243,219   $   21,490
Net long-term capital gains        98,180            -
------------------------------------------------------
   Total distributions paid     $ 341,399   $   21,490
======================================================

As of October 31, 2004, the capital loss carryforwards, along with the related expiration dates, are as follows:

                                               2009            2010            2011            2012           TOTAL
-------------------------------------------------------------------------------------------------------------------
Alpha Fund                            $           -   $           -     $ 9,866,764     $         -   $   9,866,764
International Core Equity Fund                    -               -               -         955,918         955,918
International Opportunities Fund         67,925,466      37,966,698       7,911,942               -     113,804,106

As of April 30, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                       INTERNATIONAL
                                  ALL VALUE FUND       ALPHA FUND   CORE EQUITY FUND
------------------------------------------------------------------------------------
Tax cost                         $ 2,060,150,493   $  130,203,941   $    149,657,300
------------------------------------------------------------------------------------
Gross unrealized gain                246,528,334       13,997,634          5,749,588
Gross unrealized loss                (55,713,789)      (7,102,020)        (2,764,276)
------------------------------------------------------------------------------------
   Net unrealized security gain  $   190,814,545   $    6,895,614   $      2,985,312
====================================================================================

                                              INTERNATIONAL
                                         OPPORTUNITIES FUND   LARGE-CAP VALUE FUND
----------------------------------------------------------------------------------
Tax cost                                    $   133,933,788         $   33,076,996
----------------------------------------------------------------------------------
Gross unrealized gain                            37,844,294              1,099,022
Gross unrealized loss                            (3,419,376)            (1,209,890)
----------------------------------------------------------------------------------
   Net unrealized security gain (loss)      $    34,424,918         $     (110,868)
==================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005 were as follows:

                                         PURCHASES           SALES
------------------------------------------------------------------
All Value Fund                       $ 787,725,909   $ 417,172,743
Alpha Fund                               3,767,246      11,500,000
International Core Equity Fund         127,025,272      55,365,574
International Opportunities Fund        66,725,012      62,968,851
Large-Cap Value Fund                    16,173,071       4,702,740

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2005.

In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees of $9,676 for the six months ended April 30, 2005, which are netted against Securities Lending Income on the Statement of Operations. As of April 30, 2005, there were no securities on loan.

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Trust. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   LINE OF CREDIT

All Value Fund, International Core Equity Fund, International Opportunities Fund, and Large-Cap Value Fund along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period November 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At April 30, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2005.

9.   CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which All Value Fund and Large-Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

These factors can affect each Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

ALL VALUE FUND

                                                             SIX MONTHS ENDED
                                                               APRIL 30, 2005                            YEAR ENDED
                                                                  (UNAUDITED)                      OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                     30,383,842    $   356,766,439         77,238,255    $   820,475,828
Reinvestment of distributions                    1,706,888         19,799,553            551,426          5,492,414
Shares reacquired                               (8,976,367)      (105,002,009)        (9,831,040)      (105,162,568)
-------------------------------------------------------------------------------------------------------------------
Increase                                        23,114,363    $   271,563,983         67,958,641    $   720,805,674
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                      3,684,168    $    42,027,557          8,518,633    $    88,599,964
Reinvestment of distributions                      161,446          1,824,336             89,021            865,287
Shares reacquired                               (1,001,385)       (11,422,097)        (1,823,012)       (18,892,791)
-------------------------------------------------------------------------------------------------------------------
Increase                                         2,844,229    $    32,429,796          6,784,642    $    70,572,460
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                      8,749,934    $    99,602,478         18,336,210    $   189,969,707
Reinvestment of distributions                      279,800          3,150,551            150,641          1,459,709
Shares reacquired                               (2,373,392)       (26,995,316)        (3,196,194)       (33,142,806)
-------------------------------------------------------------------------------------------------------------------
Increase                                         6,656,342    $    75,757,713         15,290,657    $   158,286,610
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                        471,649    $     5,509,322            332,094    $     3,537,085
Reinvestment of distributions                        7,509             86,656              1,424             14,131
Shares reacquired                                  (34,293)          (401,067)           (22,700)          (246,224)
-------------------------------------------------------------------------------------------------------------------
Increase                                           444,865    $     5,194,911            310,818    $     3,304,992
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                         66,817    $       793,465            154,694    $     1,685,042
Reinvestment of distributions                        2,882             33,492                 16                159
Shares reacquired                                   (9,525)          (113,032)                 -                  -
-------------------------------------------------------------------------------------------------------------------
Increase                                            60,174    $       713,925            154,710    $     1,685,201
-------------------------------------------------------------------------------------------------------------------

ALPHA FUND

                                                             SIX MONTHS ENDED
                                                               APRIL 30, 2005                            YEAR ENDED
                                                                  (UNAUDITED)                      OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                        405,833    $     6,958,561            842,543    $    12,914,133
Reinvestment of distributions                       24,791            425,664                  -                  -
Shares reacquired                                 (365,427)        (6,235,441)          (796,821)       (12,237,203)
-------------------------------------------------------------------------------------------------------------------
Increase                                            65,197    $     1,148,784             45,722    $       676,930
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                        158,303    $     2,629,221            250,831    $     3,761,163
Reinvestment of distributions                            -                  -                  -                  -
Shares reacquired                                 (294,235)        (4,903,572)          (568,522)        (8,525,182)
-------------------------------------------------------------------------------------------------------------------
Decrease                                          (135,932)   $    (2,274,351)          (317,691)   $    (4,764,019)
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                        127,756    $     2,122,212            237,978    $     3,579,134
Reinvestment of distributions                            -                  -                  -                  -
Shares reacquired                                 (315,120)        (5,245,329)          (512,272)        (7,699,401)
-------------------------------------------------------------------------------------------------------------------
Decrease                                          (187,364)   $    (3,123,117)          (274,294)   $    (4,120,267)
-------------------------------------------------------------------------------------------------------------------

                                                                                                       PERIOD ENDED
                                                                                                  OCTOBER 31, 2004*
-------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
Shares sold                                          2,473    $        42,380             24,945    $       391,543
Reinvestment of distributions                          228              3,899                  -                  -
Shares reacquired                                   (1,638)           (27,674)                 -                  -
-------------------------------------------------------------------------------------------------------------------
Increase                                             1,063    $        18,605             24,945    $       391,543
-------------------------------------------------------------------------------------------------------------------

* For the period October 20, 2004 (commencement of offering of share class) to October 31, 2004.

INTERNATIONAL CORE EQUITY FUND

                                                             SIX MONTHS ENDED
                                                               APRIL 30, 2005                          PERIOD ENDED
                                                                  (UNAUDITED)                    OCTOBER 31, 2004**
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                      5,369,767    $    61,832,286          6,334,498    $    64,068,547
Reinvestment of distributions                        4,407             49,623
Shares reacquired                                 (375,588)        (4,305,932)          (723,691)        (7,319,356)
-------------------------------------------------------------------------------------------------------------------
Increase                                         4,998,586    $    57,575,977          5,610,807    $    56,749,191
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                        555,940    $     6,367,489            310,399    $     3,147,471
Shares reacquired                                  (22,965)          (261,357)           (27,035)          (269,461)
-------------------------------------------------------------------------------------------------------------------
Increase                                           532,975    $     6,106,132            283,364    $     2,878,010
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                      1,224,919    $    14,074,460            930,102    $     9,477,115
Shares reacquired                                  (82,636)          (951,478)           (34,075)          (341,628)
-------------------------------------------------------------------------------------------------------------------
Increase                                         1,142,283    $    13,122,982            896,027    $     9,135,487
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                              -    $             -              1,000    $        10,000
-------------------------------------------------------------------------------------------------------------------
Increase                                                 -    $             -              1,000    $        10,000
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                        123,002    $     1,405,209            295,774    $     3,050,694
Reinvestment of distributions                          540              6,089                  -                  -
Shares reacquired                                  (12,202)          (142,944)                 -                  -
-------------------------------------------------------------------------------------------------------------------
Increase                                           111,340    $     1,268,354            295,774    $     3,050,694
-------------------------------------------------------------------------------------------------------------------

** For the period December 15, 2003 (commencement of investment operations) to October 31, 2004.

INTERNATIONAL OPPORTUNITIES FUND

                                                             SIX MONTHS ENDED
                                                               APRIL 30, 2005                            YEAR ENDED
                                                                  (UNAUDITED)                      OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                        937,032    $     9,922,715          2,068,789    $    18,950,733
Reinvestment of distributions                           31                244            116,074            951,166
Shares reacquired                                 (682,203)        (7,168,582)        (1,744,796)       (15,957,567)
-------------------------------------------------------------------------------------------------------------------
Increase                                           254,860    $     2,754,377            440,067    $     3,944,332
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                        328,378    $     3,386,885            629,605    $     5,630,954
Reinvestment of distributions                            9                 74             24,183            194,187
Shares reacquired                                 (281,420)        (2,897,151)          (500,148)        (4,480,281)
-------------------------------------------------------------------------------------------------------------------
Increase                                            46,967    $       489,808            153,640    $     1,344,860
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                        270,962    $     2,786,358            430,000    $     3,865,434
Reinvestment of distributions                            -                  -             19,174            153,200
Shares reacquired                                 (168,682)        (1,726,407)          (338,548)        (3,057,232)
-------------------------------------------------------------------------------------------------------------------
Increase                                           102,280    $     1,059,951            110,626    $       961,402
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                          12.08    $           130               1.36    $            13
Reinvestment of distributions                            -                  -               1.35                 11
-------------------------------------------------------------------------------------------------------------------
Increase                                             12.08    $           130               2.71    $            24
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                         25,719    $       273,746            123,690    $     1,193,629
Reinvestment of distributions                        3,895             39,769            119,564            992,384
Shares reacquired                                 (588,096)        (6,236,223)          (632,072)        (6,009,857)
-------------------------------------------------------------------------------------------------------------------
Decrease                                          (558,482)   $    (5,922,708)          (388,818)   $    (3,823,844)
-------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

LARGE-CAP VALUE FUND

                                                             SIX MONTHS ENDED
                                                               APRIL 30, 2005                            YEAR ENDED
                                                                  (UNAUDITED)                      OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                        306,451    $     3,745,964            908,712    $    10,502,711
Reinvestment of distributions                       17,677            213,362              1,753             18,773
Shares reacquired                                 (210,742)        (2,560,910)          (266,208)        (3,056,762)
-------------------------------------------------------------------------------------------------------------------
Increase                                           113,386    $     1,398,416            644,257    $     7,464,722
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                         33,084    $       400,660            123,718    $     1,405,471
Reinvestment of distributions                        1,588             18,994                 63                673
Shares reacquired                                  (14,299)          (172,655)           (10,398)          (118,370)
-------------------------------------------------------------------------------------------------------------------
Increase                                            20,373    $       246,999            113,383    $     1,287,774
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                        105,367    $     1,274,466            134,831    $     1,533,110
Reinvestment of distributions                        1,894             22,678                 70                751
Shares reacquired                                  (23,454)          (283,021)           (21,321)          (244,155)
-------------------------------------------------------------------------------------------------------------------
Increase                                            83,807    $     1,014,123            113,580    $     1,289,706
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Reinvestment of distributions                           21    $           250                  6    $            67
-------------------------------------------------------------------------------------------------------------------
Increase                                                21    $           250                  6    $            67
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                      1,249,813    $    15,436,231            171,369    $     1,979,292
Reinvestment of distributions                        3,325             40,231                  8                 83
Shares reacquired                                   (7,304)           (89,739)                 -                  -
-------------------------------------------------------------------------------------------------------------------
Increase                                         1,245,834    $    15,386,723            171,377    $     1,979,375
-------------------------------------------------------------------------------------------------------------------

UNDERLYING FUND INFORMATION (UNAUDITED)

Alpha Fund invests in other funds ("Underlying Funds") managed by Lord Abbett, As of April 30, 2005, Alpha Fund's investments were allocated among the Underlying Funds as follows:

             UNDERLYING FUND NAME                             % OF INVESTMENTS
             -----------------------------------------------------------------
             Lord Abbett Developing Growth Fund, Inc. - Class Y         27.67%
             Lord Abbett Research Fund, Inc. - Small Cap
             Value Fund - Class Y                                       29.65%
             Lord Abbett Securities Trust - International
             Opportunities Fund - Class Y                               40.21%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2005, for Lord Abbett Developing Growth Fund, Inc. and Lord Abbett Research Fund, Inc. - Small Cap Value Fund, in which Alpha Fund held a significant concentration of its investments, are as follows:

LORD ABBETT DEVELOPING GROWTH FUND, INC.

TEN LARGEST HOLDINGS                     % OF INVESTMENTS
---------------------------------------------------------
Sierra Health Services, Inc.                        2.00%
Corporate Executive Board Co.                       1.82%
P.F. Chang's China Bistro, Inc.                     1.72%
Scientific Games Corp. Class A                      1.60%
Shuffle Master, Inc.                                1.58%
Sybron Dental Specialties, Inc.                     1.57%
Pacific Sunwear of California, Inc.                 1.55%
Kos Pharmaceuticals, Inc.                           1.52%
SRA Int'l., Inc.                                    1.47%
CACI Int'l., Inc. Class A                           1.40%

HOLDINGS BY SECTOR                       % OF INVESTMENTS
---------------------------------------------------------
Auto & Transportation                               3.31%
Consumer Discretionary                             30.55%
Consumer Staples                                    0.37%
Financial Services                                  7.42%
Healthcare                                         24.11%
Integrated Oils                                     0.77%
Materials & Processing                              3.75%
Other Energy                                        8.62%
Producer Durables                                   5.17%
Short-Term Investment                               1.81%
Technology                                         14.12%
---------------------------------------------------------
Total                                             100.00%
---------------------------------------------------------

UNDERLYING FUND INFORMATION (UNAUDITED)(CONCLUDED)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE FUND

TEN LARGEST HOLDINGS                     % OF INVESTMENTS
---------------------------------------------------------
Quanex Corp.                                        4.45%
Carlisle Cos., Inc.                                 2.95%
Itron, Inc.                                         2.67%
Helmerich & Payne, Inc.                             2.17%
Curtiss-Wright Corp.                                1.92%
Hexcel Corp.                                        1.79%
Wabtec Corp.                                        1.71%
Unova, Inc.                                         1.62%
Briggs & Stratton Corp.                             1.55%
Nationwide Health Properties, Inc.                  1.54%

HOLDINGS BY SECTOR                       % OF INVESTMENTS
---------------------------------------------------------
Auto & Transportation                              12.54%
Consumer Discretionary                              9.95%
Consumer Staples                                    1.79%
Financial Services                                 11.23%
Healthcare                                          2.12%
Integrated Oils                                     1.26%
Materials & Processing                             24.57%
Other                                               4.35%
Other Energy                                        9.92%
Producer Durables                                  17.09%
Short-Term Investment                               2.79%
Technology                                          2.39%
---------------------------------------------------------
Total                                             100.00%
---------------------------------------------------------

The Schedule of Investments and the Holdings by Sector of Lord Abbett Securities Trust - International Opportunities Fund, also an Underlying Fund of Alpha Fund, have been presented earlier in this Semi-Annual Report to Shareholders.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on as to how Lord Abbett voted each Funds' proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388;
(ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 9, 2004, the Board of Trustees of the Funds, including all Trustees who are not interested persons of the Funds (the "Board"), considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

LARGE-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods and since the inception of the Fund (June 30, 2003). The Board also noted that the performance was below that of the Lipper Large-Cap Value Index for each of those periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, it considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees for the Fund were approximately forty basis points below the median of the peer group and that actual management and administrative services fees were approximately eight basis points below the median. The Board also noted that, since the Fund's inception, Lord Abbett had agreed to cap the Fund's Class A total expense ratio at 0.95%, the Classes B and C total expense ratios at 1.60%, the Class P total expense ratio at 1.05%, and the Class Y total expense ratio at 0.60%, with the result that the total expense ratio of Class A was approximately fifty basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately fifty-four basis points below the median, the total expense ratio of Class P was approximately two basis points above the median, and the total expense ratio of Class Y was approximately forty-two basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

ALL VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class C shares of the Fund was in the third quintile of its performance universe for the nine-month and one-year periods and in the second quintile for the three-, five-, and ten-year periods. The Board also noted that the Fund's performance was below that of the Lipper Multi-Cap Value Index for the nine-month and three-year periods, but above that of the Index for the one-, five-, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, it considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were less than one basis point below the median of the peer group and that the actual management fees were approximately four basis points above the median. The Board also noted that the actual total expense ratio of Class A was approximately eight basis points above the median of the peer group and that the actual total expense ratio of Class C was less than one basis point above the median. The Board noted that the contractual management fees of the Fund had been reduced, effective October 1, 2004, and were now approximately four basis points below the median of the peer group and the actual management fees would be approximately one basis point above the median of the peer group. The Board also noted that Lord Abbett had agreed to cap the total expense ratio of Class A at 0.95% and total expense ratio of Class C at 1.60% and that the total expense ratio of Class A would be approximately three basis points below the median of the peer group and the total expense ratio of Class C would be approximately two basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

ALPHA SERIES

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods. The Board also noted that there was no Lipper index that would serve as an appropriate comparison for the Fund.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, it considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management fees were approximately eight basis points below the median of the peer group and that the actual management fees were approximately four basis points that of the median of the peer group. The Board also noted that the total expense ratio of Class A was approximately fifteen basis points below the median of the peer group and that the total expense ratios of Classes B and C were approximately the same as the median of the peer group. The Board noted that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year period and in the fifth quintile for the three- and five-year periods. The Board also noted that the performance was above that of the Lipper International Small/Mid-Cap Growth Index for the nine-month period and below that of the Index for all other periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, it considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately twenty-one basis points below the median of the peer group and that the the actual management and administrative services fees were approximately the same as the median of the peer group. The Board noted that the total expense ratio of Class A was approximately nine basis points below the median of the peer group, the total expense ratios of Classes B and C were the same as the median of the peer group, the total expense ratio of Class P was approximately fourteen basis points above the median and the total expense ratio of Class Y was approximately eighteen basis points above the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INTERNATIONAL CORE EQUITY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the Fund had only been in existence since December 31, 2003. The Board further noted that the performance of the Class A shares of the Fund was in the fifth quintile of its peer group and below that of the Lipper International Multi-Cap Core Index for the period since inception.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, it considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board also noted that the contractual management and administrative services fees of the Fund were approximately twenty-one basis points below the median of the peer group and that the actual management and administrative services fees were approximately nine basis points below the median. The Board noted that the total expense ratio of Class A was approximately seven basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately three basis points below the median, the total expense ratio of Class P was approximately twenty-nine basis points above the median, and the total expense ratio of Class Y was approximately thirteen basis points above the median. The Board also noted that Lord Abbett had agreed to implement a total expense cap for the Fund that would limit the total expense ratio of Class A to 1.75%, the total expense ratios of Classes B and C to 2.40%, the total expense ratio of Class P to 1.85%, and the total expense ratio of Class Y to 1.40%, but that the total expense ratio of each class was below that cap at September 30, 2004.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]

    This report when not used for the general
  information of shareholders of the Fund, is to       Lord Abbett Securities Trust
  be distributed only if preceded or accompanied           Lord Abbett All Value Fund
          by a current Fund Prospectus.                    Lord Abbett Alpha Fund
                                                           Lord Abbett International Core Equity Fund
Lord Abbett Mutual Fund shares are distributed by          Lord Abbett International Opportunities Fund
           LORD ABBETT DISTRIBUTOR LLC                     Lord Abbett Large-Cap Value Fund                     LST-3-0405
                                                                                                                   (06/05)

[LORD ABBETT LOGO]

 2005
   SEMI-
  ANNUAL
     REPORT

 LORD ABBETT
   MICRO-CAP GROWTH FUND
   MICRO-CAP VALUE FUND


FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT MICRO-CAP GROWTH FUND AND
MICRO-CAP VALUE FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Micro-Cap Growth and Lord Abbett Micro-Cap Value Funds' strategies and performance for the six-month period ended April 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ ROBERT S. DOW

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy began the six-month period ended April 30, 2005 with signs of healthy growth. However, by period end, investor optimism had waned as energy prices soared and the stock market relinquished some of its previous gains.

     Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25% increments in November, December, February and March, bringing the rate to 2.75% at the end of the six-month period. (The fed funds rate is the rate charged by banks with excess reserves at the Federal Reserve district bank to other banks needing overnight loans to meet reserve requirements.) The March interest rate hike marked the seventh quarter-point increase since June 2004.

     Broad stock indices finished calendar year 2004 strong, but stumbled out of the gate in early 2005. The S&P 500 Index(1) gained 4.1% in November 2004 and 3.4% in December 2004, finishing calendar year 2004 with a 10.9% gain. By the end of the first quarter of 2005, however, the Index had declined 2.2%, largely reflecting investors' concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel.

     Nonetheless, the U.S. economy continued to grow at a healthy pace during the first quarter of 2005 and, despite rising interest rates, corporate fundamentals remained positive. Improved profitability continued to generate excess

--------------------------------------------------------------------------------

cash, strengthening corporate balance sheets, and business spending picked up.

     Elsewhere, U.S. housing starts reached their highest reported level in 21 years, and the unemployment rate remained stable at 5.2%, except for a small uptick to 5.4% in February of 2005.

     By the end of the six-month period, however, investors had more to fret about than the price of oil when a warning on profits from General Motors triggered a flight out of equity and the Consumer Price Index (CPI) showed a slight upward bias. (The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) In April, for the third consecutive month, the Consumer Confidence Index declined. (Based on a representative sample of 5,000 households, the Consumer Confidence Index measures consumer confidence about current business, employment and economic conditions as well as their expectations for the same six months hence.) As the six-month period ended April 30, 2005 came to a close, investors were cautious.

LORD ABBETT MICRO-CAP GROWTH FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 3.3% reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index,(2) which returned -2.0% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are 1 Year: -7.02% and Since Inception (May 1, 2000): -3.18%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the technology sector was the largest contributor to the Fund's outperformance of its benchmark for the six-month period ended April 30, 2005. The portfolio benefited from its focus on gaming

--------------------------------------------------------------------------------

companies within the technology industry. A provider of diversified technology and content products and services used in the worldwide gaming industry outperformed due to industry interest in its new security technology for use inside of gaming chips. Another gaming technology holding, a company that provides online betting for horse racing, also reported gains because of increasing acceptance of online gambling. In addition, the Fund was helped by some of its "softer" technology holdings during the period including a holding that helps companies create online advertisements, an online education company and a leading provider of advanced intelligent traffic management solutions.

     Strong stock selection in the consumer discretionary sector also aided performance. This sector includes stocks in the consumer durables, apparel, media, hotel and leisure industries. Two retail apparel holdings outperformed. A denim company did well due to increased consumer interest in purchasing higher-end denim jeans, and a department store chain reported improving growth. In addition, a leading designer, manufacturer and distributor of liquid crystal displays, modules and assemblies was a strong performer following an acquisition and its introduction of color liquid crystal displays.

     The greatest detractor to the Fund's performance relative to its benchmark for the six-month period ended April 30, 2005 was stock selection in the producer durables sector, which includes capital goods and industrials. A company that offers systems support for industrial weighing and measuring requirements underperformed based on unfavorable consumer sales. Also, a company that specializes in rapid cook technology used in the fast food industry disappointed when, during the company's February 2005 equity offering, the current management team sold a portion of their personal holdings resulting in a lowering of the stock's price. Stock selection in healthcare also hurt performance based on the underperformance of three biotech holdings. Rising interest rates have caused biotech valuations to come down.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT MICRO-CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 7.0%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Value Index,(3) which returned 1.5% over the same period. Standardized Average Annual Total Returns, which reflect performance

--------------------------------------------------------------------------------

at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are 1 Year: 7.48% and Since Inception (May 1, 2000): 20.82%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: An underweight position combined with strong stock selection in the overall poorly performing financial services sector proved to be the greatest positive factor impacting the Fund's performance relative to the benchmark for the six-month period ended April 30, 2005. In this sector, the portfolio was helped by strong performance by a company that is both a malpractice insurance manager and a fixed-income trading brokerage. Most of this company's outperformance was due to its ties to the strong-performing health care sector. Another solid performer for the period was a Korean bank based in Southern California. The bank's fine performance is part of a trend of ethnic-centric economic growth. Such banks have tended to have more loyal customer bases than mainstream banks, even when interest rates are rising. Also, a regional property and casualty insurance company reported gains due to the strength of its long-term underwriting discipline and recent acquisitions.

     Stock selection in the healthcare sector also boosted portfolio performance. A maker of puncture-safe needles contributed favorably. This holding was purchased when corporate changes within its largest distributor temporarily reduced the stock price to a very attractive value. In addition, a company that provides medical testing products so that doctors can perform rapid in-office testing for common maladies helped performance. The holding was undervalued by the market but gained strength after acquisitions that linked them to homeland security issues.

     Although somewhat offset by a large overweight position in the relatively strong performing producer durables sector, stock selection within the sector was the greatest detractor to Fund performance for the six-month period ended April 30, 2005. Producer durables include industrials and capital goods used

--------------------------------------------------------------------------------

in the production of other goods such as industrial buildings, machinery and equipment. A company that manufactures electronic components for the computer, networking and telecommunications industry underperformed due to market pressure and its reliance on the underperforming technology industry. A holding that produces capital equipment for the newspaper industry was hurt by the difficult business environment of its newspaper customer base. In addition, a company that makes industrial floor cleaners and polishing equipment enjoyed increased revenues, but its gains were offset by rising steel prices.

     An underweight position in the utilities sector also took away from performance as the utility sector performed well during the six-month period.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, CONTACT YOUR INVESTMENT PROFESSIONAL, OR LORD ABBETT DISTRIBUTOR LLC AT (800) 874-3733 OR www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.
(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.
(3) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
THE VIEWS OF EACH FUND'S MANAGEMENT AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS REPORT ARE AS OF APRIL 30, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THIS DATE AND THEY DO NOT GUARANTEE THE FUTURE PERFORMANCE OF THE MARKETS OR THE FUNDS. INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLES

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 through April 30, 2005).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 11/1/04 - 4/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5.0% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.0% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

MICRO-CAP GROWTH FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING      ENDING      EXPENSES
                                            ACCOUNT       ACCOUNT    PAID DURING
                                             VALUE         VALUE       PERIOD+
                                             -----         -----       -------
                                                                      11/1/04 -
                                            11/1/04       4/30/05      4/30/05
                                            -------       -------      -------
CLASS A
Actual                                     $  1,000.00   $ 1,033.10     $  10.57
Hypothetical (5% Return Before Expenses)   $  1,000.00   $ 1,014.39     $  10.47
CLASS Y
Actual                                     $  1,000.00   $ 1,034.50     $   9.31
Hypothetical (5% Return Before Expenses)   $  1,000.00   $ 1,015.64     $   9.22

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.10% for Class A, and 1.85% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR

APRIL 30, 2005

SECTOR                        %*
Consumer Discretionary      28.30%
Financial Services          11.41%
Healthcare                  26.15%
Integrated Oils              1.36%
Materials & Processing       4.86%
Producer Durables            4.98%
Short-Term Investment        2.22%
Technology                  19.48%
Utilities                    1.24%
Total                      100.00%

*    Represents percent of total investments.

MICRO-CAP VALUE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING      ENDING      EXPENSES
                                            ACCOUNT       ACCOUNT    PAID DURING
                                             VALUE         VALUE       PERIOD+
                                             -----         -----       -------
                                                                      11/1/04 -
                                            11/1/04       4/30/05      4/30/05
                                            -------       -------      -------
CLASS A
Actual                                     $  1,000.00   $ 1,070.30     $  10.77
Hypothetical (5% Return Before Expenses)   $  1,000.00   $ 1,014.39     $  10.47
CLASS Y
Actual                                     $  1,000.00   $ 1,071.80     $   9.48
Hypothetical (5% Return Before Expenses)   $  1,000.00   $ 1,015.64     $   9.22

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.10% for Class A, and 1.85% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR

APRIL 30, 2005

SECTOR                         %*
Auto & Transportation        9.65%
Consumer Discretionary      24.30%
Consumer Staples             1.56%
Financial Services          15.60%
Healthcare                   6.95%
Integrated Oils              1.79%
Materials & Processing      11.48%
Other Energy                 1.82%
Producer Durables           15.83%
Short-Term Investment        3.72%
Technology                   5.35%
Utilities                    1.95%
Total                      100.00%

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)

MICRO-CAP GROWTH FUND APRIL 30, 2005

                                                                             VALUE
INVESTMENTS                                                  SHARES          (000)
----------------------------------------------------------------------------------
COMMON STOCKS 96.91%

BANKS 6.14%
Community Bancorp*                                            8,200   $        197
Online Resources Corp.*                                      19,900            173
                                                                      ------------
TOTAL                                                                          370
                                                                      ------------

BANKS: OUTSIDE NEW YORK CITY 2.26%
Heritage Commerce Corp.*                                      7,100            136
                                                                      ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 8.15%
Kendle Int'l., Inc.*                                         18,000            213
Matrixx Initiatives, Inc.*                                   12,600            142
Regeneration Technologies, Inc.*                              8,700             80
Vion Pharmaceuticals, Inc.*                                  20,900             56
                                                                      ------------
TOTAL                                                                          491
                                                                      ------------

CASINOS & GAMBLING 6.28%
Mikohn Gaming Corp.*                                         13,700            193
Youbet.com, Inc.*                                            34,300            185
                                                                      ------------
TOTAL                                                                          378
                                                                      ------------

CHEMICALS 4.81%
Medis Technologies Ltd.*                                      9,500            127
Ultralife Batteries, Inc.*                                   10,400            163
                                                                      ------------
TOTAL                                                                          290
                                                                      ------------

COMMUNICATIONS TECHNOLOGY 2.21%
Telkonet, Inc.*                                              42,500            133
                                                                      ------------

COMPUTER SERVICES SOFTWARE & SYSTEMS 12.22%
Aladdin Knowledge Systems Ltd.*(a)                            5,900            121
Digitas, Inc.*                                               19,200            191
eCollege.com, Inc.*                                           9,300            104
Electronic Clearing
House, Inc.*                                                 21,400            183
Nestor, Inc.*                                                22,500            137
                                                                      ------------
TOTAL                                                                          736
                                                                      ------------

COMPUTER TECHNOLOGY 1.01%
Digital Recorders, Inc.*                                     30,400   $         61
                                                                      ------------

DRUGS & PHARMACEUTICALS 5.36%
BioCryst Pharmaceuticals, Inc.*                              16,600             66
Bone Care Int'l., Inc.*                                       3,900            101
SFBC Int'l., Inc.*                                            5,000            156
                                                                      ------------
TOTAL                                                                          323
                                                                      ------------

ELECTRONICS: INSTRUMENTS, GAUGES & METERS 3.06%
Measurement Specialties, Inc.*                                8,300            184
                                                                      ------------

ELECTRONICS: MEDICAL SYSTEMS 4.48%
PhotoMedex, Inc.*                                            60,800            180
Rita Medical Systems, Inc.*                                  29,700             90
                                                                      ------------
TOTAL                                                                          270
                                                                      ------------

ELECTRONICS: OTHER 1.73%
International DisplayWorks, Inc.*                            11,850            104
                                                                      ------------

ELECTRONICS: SEMI-CONDUCTORS/ COMPONENTS 2.14%
Windsortech, Inc.*                                           64,600            129
                                                                      ------------

ENTERTAINMENT 1.98%
WPT Enterprises, Inc.*                                        9,000            119
                                                                      ------------

FINANCE COMPANIES 2.92%
Asta Funding, Inc.                                            8,400            176
                                                                      ------------

HEALTH & PERSONAL CARE 2.14%
NovaMed, Inc.*                                               25,000            129
                                                                      ------------

JEWELRY WATCHES & GEMSTONES 1.73%
LJ Int'l., Inc.*(a)                                          44,200            104
                                                                      ------------

MACHINERY: SPECIALTY 1.88%
TurboChef Technologies, Inc.*                                10,900            113
                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)

MICRO-CAP GROWTH FUND APRIL 30, 2005

                                                                             VALUE
INVESTMENTS                                                  SHARES          (000)
----------------------------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 5.79%
Medtox Scientific, Inc.*                                     10,900   $         74
Molecular Devices Corp.*                                      9,500            180
Neogen Corp.*                                                 6,650             95
                                                                      ------------
TOTAL                                                                          349
                                                                      ------------

OIL: INTEGRATED DOMESTIC 1.34%
Gasco Energy, Inc.*                                          22,900             81
                                                                      ------------

PRINTING AND COPYING SERVICES 1.69%
TRM Corp.*                                                    6,100            102
                                                                      ------------

RETAIL 6.84%
Bon-Ton Stores, Inc. (The)                                    9,700            174
Cache, Inc.*                                                 10,900            122
Design Within Reach, Inc.*                                    7,600            116
                                                                      ------------
TOTAL                                                                          412
                                                                      ------------

SERVICES: COMMERCIAL 2.21%
Exponent, Inc.*                                               5,600            133
                                                                      ------------

TEXTILES APPAREL MANUFACTURERS 7.31%
Oxford Industries, Inc.                                       5,400            198
True Religion Apparel, Inc.*                                 16,300            242
                                                                      ------------
TOTAL                                                                          440
                                                                      ------------

UTILITIES: ELECTRICAL 1.23%
Gexa Corp.*                                                  11,200             74
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $5,495,227)                                                            5,837
                                                                      ============

                                                          PRINCIPAL
                                                             AMOUNT          VALUE
INVESTMENTS                                                   (000)          (000)
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.21%

REPURCHASE AGREEMENT 2.21%
Repurchase Agreement dated 4/29/2005, 2.22% due
5/2/2005 with State Street Bank & Trust Co.
collateralized by $140,000 of Federal Home Loan Bank
at 2.375% due 2/15/06; value: $139,437; proceeds:
$132,594 (Cost $132,569)                               $        133   $        133
                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES 99.12%
(Cost $5,627,796)                                                            5,970
                                                                      ============
OTHER ASSETS IN EXCESS OF LIABILITIES 0.88%                                     53
                                                                      ============
NET ASSETS 100.00%                                                    $      6,023
                                                                      ============

*    Non-income producing security.
(a)  Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

MICRO-CAP VALUE FUND APRIL 30, 2005

                                                                             VALUE
INVESTMENTS                                                  SHARES          (000)
----------------------------------------------------------------------------------
COMMON STOCKS 95.70%

AEROSPACE 4.29%
Allied Defense Group, Inc.*                                  10,500   $        263
Ladish Co., Inc.*                                            31,400            378
                                                                      ------------
TOTAL                                                                          641
                                                                      ------------

AGRICULTURE FISHING & RANCHING 1.23%
Andersons Inc. (The)                                          6,800            184
                                                                      ------------

AIR TRANSPORTATION 1.34%
Frontier Airlines, Inc.*                                     20,700            201
                                                                      ------------

AUTO COMPONENTS 0.56%
Wabash National Corp.                                         3,300             84
                                                                      ------------

AUTO PARTS: AFTER MARKET 1.74%
Keystone Automotive Industries, Inc.*                        13,000            260
                                                                      ------------

BANKS: OUTSIDE NEW YORK CITY 6.25%
CoBiz, Inc.                                                  10,150            171
Columbia Bancorp                                             10,200            185
Dearborn Bancorp, Inc.*                                       8,305            217
Franklin Bank Corp.*                                         13,500            227
Pennsylvania Commerce Bancorp, Inc.*                          4,600            135
                                                                      ------------
TOTAL                                                                          935
                                                                      ------------

CHEMICALS 2.21%
NuCo2, Inc.*                                                  8,200            201
Quaker Chemical Corp.                                         6,600            129
                                                                      ------------
TOTAL                                                                          330
                                                                      ------------

COMMUNICATIONS TECHNOLOGY 1.34%
Bel Fuse, Inc. Class A                                        8,600            200
                                                                      ------------

COMPUTER SERVICES SOFTWARE & SYSTEMS 1.54%
Moldflow Corp.*                                              18,100            231
                                                                      ------------

COMPUTER TECHNOLOGY 2.43%
Fargo Electronics, Inc.*                                     13,400   $        194
Mobility Electronics, Inc.*                                  21,900            170
                                                                      ------------
TOTAL                                                                          364
                                                                      ------------

CONSTRUCTION 1.70%
Modtech Holdings, Inc.*                                      31,800            255
                                                                      ------------

CONTAINERS & PACKAGING: METAL & GLASS 1.50%
Mobile Mini, Inc.*                                            6,400            224
                                                                      ------------

DIVERSIFIED FINANCIAL SERVICES 1.02%
American Physicians
Services Group, Inc.                                         12,100            153
                                                                      ------------

ELECTRICAL EQUIPMENT & COMPONENTS 2.51%
AZZ, Inc.*                                                   11,300            175
Powell Industries, Inc.*                                     11,100            201
                                                                      ------------
TOTAL                                                                          376
                                                                      ------------

ELECTRICAL: HOUSEHOLD APPLIANCE 1.12%
Emerson Radio Corp.*                                         57,300            168
                                                                      ------------

FINANCIAL MISCELLANEOUS 0.78%
Financial Federal Corp.                                       3,300            116
                                                                      ------------

FOODS 0.70%
Tasty Baking Co.                                             13,100            105
                                                                      ------------

FUNERAL PARLORS & CEMETERY 3.01%
Carriage Services, Inc.*                                     44,000            264
Rock of Ages Corp.                                           28,900            186
                                                                      ------------
TOTAL                                                                          450
                                                                      ------------

HEALTHCARE FACILITIES 1.40%
Capital Senior Living Corp.*                                 35,500            210
                                                                      ------------

HEALTHCARE MANAGEMENT SERVICES 2.82%
American Dental Partners, Inc.*                              17,600            422
                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP GROWTH FUND APRIL 30, 2005

                                                                             VALUE
INVESTMENTS                                                  SHARES          (000)
----------------------------------------------------------------------------------
HOTEL/MOTEL 1.59%
Interstate Hotels & Resorts, Inc.*                           31,700   $        142
Marcus Corp. (The)                                            5,000             96
                                                                      ------------
TOTAL                                                                          238
                                                                      ------------

HOUSEHOLD FURNISHINGS 0.31%
Haverty Furniture Cos., Inc.                                  3,300             47
                                                                      ------------

IDENTIFICATION CONTROL & FILTER DEVICES 1.00%
Robbins & Myers, Inc.                                         6,900            150
                                                                      ------------

INSURANCE: PROPERTY-CASUALTY 3.20%
Donegal Group, Inc.                                          14,000            261
Navigators Group, Inc. (The)*                                 6,800            218
                                                                      ------------
TOTAL                                                                          479
                                                                      ------------

MACHINERY: INDUSTRIAL/SPECIALTY 2.63%
Tennant Co.                                                   5,300            188
Twin Disc, Inc.                                               9,700            206
                                                                      ------------
TOTAL                                                                          394
                                                                      ------------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.81%
Lufkin Industries, Inc.                                       9,200            271
                                                                      ------------

MACHINERY: SPECIALTY 1.81%
Key Technology, Inc.*                                        16,800            161
Quipp, Inc.*                                                  9,800            110
                                                                      ------------
TOTAL                                                                          271
                                                                      ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 2.69%
ICU Medical, Inc.*                                            4,700            167
Meridian Bioscience, Inc.                                    13,900            235
                                                                      ------------
TOTAL                                                                          402
                                                                      ------------

METAL FABRICATING 1.50%
Material Sciences Corp.*                                     10,200            125
NN, Inc.                                                      7,900             99
                                                                      ------------
TOTAL                                                                          224
                                                                      ------------

METALS & MINERALS MISCELLANEOUS 1.52%
Castle (A.M.) & Co.*                                         19,100   $        228
                                                                      ------------

MISC. MATERIALS & COMMODITIES 1.02%
Lydall, Inc.*                                                17,100            153
                                                                      ------------

OIL: INTEGRATED DOMESTIC 1.78%
Pioneer Drilling Co.*                                        20,200            266
                                                                      ------------

POLLUTION CONTROL AND ENVIRONMENTAL SERVICES 2.15%
Team, Inc.*                                                  16,400            321
                                                                      ------------

RAILROADS 0.82%
Genesee & Wyoming, Inc. Class A*                              5,087            122
                                                                      ------------

REAL ESTATE INVESTMENT TRUSTS 1.00%
Agree Realty Corp.                                            5,500            149
                                                                      ------------

RENTAL & LEASING SERVICES: COMMERCIAL 1.73%
McGrath RentCorp                                             11,600            258
                                                                      ------------

RETAIL 1.91%
Rush Enterprises, Inc. Class B*                              19,300            286
                                                                      ------------

SAVINGS & LOAN 1.54%
Beverly Hills Bancorp Inc.                                   22,100            231
                                                                      ------------

SERVICES: COMMERCIAL 12.19%
Ambassadors Int'l., Inc.                                      5,300            177
Exponent, Inc.*                                              16,600            396
Hudson Highland Group, Inc.*                                 11,700            161
Integrated Alarm Services Group, Inc.*                       40,700            153
Monro Muffler Brake, Inc.*                                   13,500            346
SM&A*                                                        44,200            373
World Fuel Services Corp.                                     8,700            217
                                                                      ------------
TOTAL                                                                        1,823
                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)

MICRO-CAP GROWTH FUND APRIL 30, 2005

                                                                             VALUE
INVESTMENTS                                                  SHARES          (000)
----------------------------------------------------------------------------------
SHOES 1.16%
Skechers U.S.A., Inc. Class A*                               14,100   $        173
                                                                      ------------

STEEL 0.73%
Steel Technologies Inc.                                       5,700            109
                                                                      ------------

TELECOMMUNICATIONS EQUIPMENT 1.34%
C-Cor Inc.*                                                  30,300            200
                                                                      ------------

TEXTILES APPAREL MANUFACTURERS 2.86%
Cutter & Buck Inc.                                           14,800            200
Hartmarx Corp.*                                              26,400            228
                                                                      ------------
TOTAL                                                                          428
                                                                      ------------

TOBACCO 0.85%
DIMON, Inc.                                                  14,300             85
Standard Commercial Corp.                                     2,400             42
                                                                      ------------
TOTAL                                                                          127
                                                                      ------------

TRANSPORTATION MISCELLANEOUS 2.96%
Hub Group, Inc. Class A*                                      3,800            209
Quixote Corp.                                                11,600            234
                                                                      ------------
TOTAL                                                                          443
                                                                      ------------

TRUCKERS 2.17%
Covenant Transport, Inc. Class A*                            11,400            153
P.A.M. Transportation Services, Inc.*                        10,200            172
                                                                      ------------
TOTAL                                                                          325
                                                                      ------------

UTILITIES: GAS DISTRIBUTORS 0.53%
Chesapeake Utilities Corp.                                    2,900             79
                                                                      ------------

UTILITIES: MISCELLANEOUS 1.41%
Waste Industries USA, Inc.                                   16,000            211
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $11,652,279)                                                          14,317
                                                                      ============

                                                          PRINCIPAL
                                                             AMOUNT          VALUE
INVESTMENTS                                                   (000)          (000)
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.70%

REPURCHASE AGREEMENT 3.70%
Repurchase Agreement dated 4/29/2005, 2.22% due
5/2/2005 with State Street Bank & Trust Co.
collateralized by $570,000 of Federal National
Mortgage Assoc at zero coupon due 8/10/2005; value:
$565,013; proceeds: $553,565 (Cost $553,463)           $        553   $        553
                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES 99.40%
(COST $12,205,742)                                                          14,870
                                                                      ============
OTHER ASSETS IN EXCESS OF LIABILITES 0.60%                                      90
                                                                      ============
NET ASSETS 100.00%                                                    $     14,960
                                                                      ============

*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

APRIL 30, 2005

                                                                     MICRO-CAP          MICRO-CAP
                                                                   GROWTH FUND         VALUE FUND
ASSETS:
   Investment in securities, at cost                           $     5,627,796    $    12,205,742
-------------------------------------------------------------------------------------------------
   Investment in securities, at value                          $     5,969,610    $    14,870,278
   Receivables:
     Interest and dividends                                                310              4,176
     Investment securities sold                                        187,869            183,555
     Capital shares sold                                                 6,423             10,655
     From advisor                                                          838              2,306
   Prepaid expenses and other assets                                        11              2,668
-------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                      6,165,061         15,073,638
-------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                   107,290             71,537
     Management fees                                                     7,514             18,582
     12b-1 distribution fees                                             1,309              3,390
     Fund administration                                                   201                495
     Trustees' fees                                                        335                259
   Accrued expenses and other liabilities                               25,654             19,505
-------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   142,303            113,768
=================================================================================================
NET ASSETS                                                     $     6,022,758    $    14,959,870
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $     5,320,441    $    11,256,672
Accumulated net investment loss                                        (63,519)           (92,126)
Accumulated net realized gain on investments                           424,022          1,130,788
Net unrealized appreciation on investments                             341,814          2,664,536
-------------------------------------------------------------------------------------------------
NET ASSETS                                                     $     6,022,758    $    14,959,870
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $     4,961,525    $    12,509,165
Class Y Shares                                                 $     1,061,233    $     2,450,705
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                         415,658            548,057
Class Y Shares                                                          87,886            106,681
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $         11.94    $         22.82
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                $         12.67    $         24.21
Class Y Shares-Net asset value                                 $         12.08    $         22.97
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED APRIL 30, 2005

                                                                     MICRO-CAP          MICRO-CAP
                                                                   GROWTH FUND         VALUE FUND
INVESTMENT INCOME:
Dividends                                                      $         2,825    $        50,615
Interest                                                                 2,145              6,807
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  4,970             57,422
-------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                         49,739            108,754
12b-1 distribution plan-Class A                                          6,793             15,298
Shareholder servicing                                                    2,612              5,218
Professional                                                             7,636              7,818
Reports to shareholders                                                  2,287              6,122
Fund administration                                                      1,326              2,900
Custody                                                                  1,487              4,711
Trustees' fees                                                              64                267
Registration                                                                 -              1,155
Other                                                                       58                118
-------------------------------------------------------------------------------------------------
Gross expenses                                                          72,002            152,361
   Expense reductions (See Note 7)                                         (79)              (106)
   Expenses assumed by advisor (See Note 3)                             (3,760)            (2,783)
-------------------------------------------------------------------------------------------------
NET EXPENSES                                                            68,163            149,472
-------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (63,193)           (92,050)
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                424,054          1,136,398
Net change in unrealized appreciation (depreciation) on
   investments                                                        (178,692)          (160,139)
=================================================================================================
NET REALIZED AND UNREALIZED GAIN                                       245,362            976,259
=================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $       182,169    $       884,209
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

SIX MONTHS ENDED APRIL 30, 2005

                                                                     MICRO-CAP          MICRO-CAP
INCREASE IN NET ASSETS                                             GROWTH FUND         VALUE FUND
OPERATIONS:
Net investment loss                                            $       (63,193)   $       (92,050)
Net realized gain (loss) on investments                                424,054          1,136,398
Net change in unrealized appreciation (depreciation)
   on investments                                                     (178,692)          (160,139)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   182,169            884,209
=================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                                            (145,059)        (1,261,565)
   Class Y                                                             (29,179)          (202,569)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (174,238)        (1,464,134)
=================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      611,624          1,652,554
Reinvestment of distributions                                          173,991          1,463,982
Cost of shares reacquired                                             (514,298)          (177,636)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS                                                        271,317          2,938,900
=================================================================================================
NET INCREASE IN NET ASSETS                                             279,248          2,358,975
=================================================================================================
NET ASSETS:
Beginning of period                                                  5,743,510         12,600,895
-------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $     6,022,758    $    14,959,870
=================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                $       (63,519)   $       (92,126)
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED OCTOBER 31, 2004

                                                                     MICRO-CAP          MICRO-CAP
INCREASE IN NET ASSETS                                             GROWTH FUND         VALUE FUND
OPERATIONS:
Net investment loss                                            $      (104,644)   $      (131,931)
Net realized gain on investments                                       595,487          1,589,792
Net change in unrealized appreciation (depreciation)
   on investments                                                      (66,499)           457,431
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   424,344          1,915,292
=================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                   -           (122,771)
   Class Y                                                                   -               (351)
Net realized gain
   Class A                                                                   -           (532,495)
   Class Y                                                                   -             (1,280)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                          -           (656,897)
=================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                    1,784,611          3,926,178
Reinvestment of distributions                                                -            656,897
Cost of shares reacquired                                           (1,128,485)        (2,153,835)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS                                                        656,126          2,429,240
=================================================================================================
NET INCREASE IN NET ASSETS                                           1,080,470          3,687,635
=================================================================================================
NET ASSETS:
Beginning of year                                                    4,663,040          8,913,260
-------------------------------------------------------------------------------------------------
END OF YEAR                                                    $     5,743,510    $    12,600,895
=================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                $          (326)   $           (76)
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

MICRO-CAP GROWTH FUND

                                                   SIX MONTHS
                                                      ENDED                         YEAR ENDED 10/31                 5/1/2000(c)
                                                    4/30/2005       -----------------------------------------------       TO
                                                   (UNAUDITED)         2004        2003         2002         2001     10/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $   11.88       $   10.87    $    7.51    $    9.49    $  13.18    $  16.76
                                                    =========       =========    =========    =========    ========    ========

Investment operations:

  Net investment income (loss)(a)                        (.13)           (.23)        (.14)        (.02)          -(e)     (.01)

  Net realized and unrealized gain (loss)                 .54            1.24         3.50        (1.95)      (1.34)      (3.57)
                                                    ---------       ---------    ---------    ---------    --------    --------

    Total from investment operations                      .41            1.01         3.36        (1.97)      (1.34)      (3.58)
                                                    ---------       ---------    ---------    ---------    --------    --------

Distributions to shareholders from:

  Net investment income                                     -               -            -         (.01)       (.01)          -

  Net realized gain                                      (.35)              -            -            -       (2.34)          -
                                                    ---------       ---------    ---------    ---------    --------    --------

    Total distributions                                  (.35)              -            -         (.01)      (2.35)          -
                                                    ---------       ---------    ---------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD                      $   11.94       $   11.88    $   10.87    $    7.51    $   9.49    $  13.18
                                                    =========       =========    =========    =========    ========    ========

Total Return(b)                                          3.31%(d)        9.29%       44.74%      (20.81)%    (11.30)%    (21.36)%(d)

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including waiver and
    expense reductions                                   1.04%(d)        2.10%        1.75%         .38%        .38%        .18%(d)

  Expenses, excluding waiver and
    expense reductions                                   1.10%(d)        2.52%        2.84%        2.99%       4.02%       1.36%(d)

  Net investment income (loss)                           (.97)%(d)      (1.91)%      (1.60)%       (.24)%       .04%       (.04)%(d)

                                                   SIX MONTHS
                                                      ENDED                         YEAR ENDED 10/31                 5/1/2000(c)
                                                    4/30/2005       -----------------------------------------------       TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2004        2003         2002         2001     10/31/2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $   4,962       $   4,726    $   4,655    $   2,698    $  2,266    $  2,160

  Portfolio turnover rate                               39.27%          79.07%      126.71%       34.08%      80.17%     103.33%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

MICRO-CAP GROWTH FUND

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 10/31
                                                    4/30/2005       -----------------------------------------------------------
                                                   (UNAUDITED)         2004        2003         2002         2001        2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $   12.00       $   10.96    $    7.55    $    9.52    $  13.21    $  12.57
                                                    =========       =========    =========    =========    ========    ========

Investment operations:

  Net investment income (loss)(a)                        (.11)           (.20)        (.11)         .01         .04         .04

  Net realized and unrealized gain (loss)                 .54            1.24         3.52        (1.95)      (1.35)       1.73
                                                    ---------       ---------    ---------    ---------    --------    --------

    Total from investment operations                      .43            1.04         3.41        (1.94)      (1.31)       1.77
                                                    ---------       ---------    ---------    ---------    --------    --------

Distributions to shareholders from:

  Net investment income                                     -               -            -         (.03)       (.04)       (.02)

  Net realized gain                                      (.35)              -            -            -       (2.34)      (1.11)
                                                    ---------       ---------    ---------    ---------    --------    --------

    Total distributions                                  (.35)              -            -         (.03)      (2.38)      (1.13)
                                                    ---------       ---------    ---------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD                      $   12.08       $   12.00    $   10.96    $    7.55    $   9.52    $  13.21
                                                    =========       =========    =========    =========    ========    ========

Total Return(b)                                          3.45%(d)        9.49%       45.17%      (20.42)%    (11.00)%     14.48%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including waiver and
    expense reductions                                    .92%(d)        1.85%+       1.42%         .00%        .00%        .00%

  Expenses, including waiver and
    expense reductions                                    .97%(d)        2.27%+       2.51%        2.61%       3.64%       2.33%

  Net investment income (loss)                           (.84)%(d)      (1.66)%+     (1.27)%        .14%        .42%        .22%

                                                   SIX MONTHS
                                                      ENDED                               YEAR ENDED 10/31
                                                    4/30/2005       ------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2004        2003         2002         2001        2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $   1,061       $   1,018    $       8    $       6    $      7    $      8

  Portfolio turnover rate                               39.27%          79.07%      126.71%       34.08%      80.17%     103.33%

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

MICRO-CAP VALUE FUND

                                                   SIX MONTHS
                                                      ENDED                         YEAR ENDED 10/31                 5/1/2000(c)
                                                    4/30/2005       -----------------------------------------------       TO
                                                   (UNAUDITED)         2004        2003         2002         2001     10/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $   23.89       $   21.43    $   15.56    $   15.68    $  15.90    $  13.13
                                                    =========       =========    =========    =========    ========    ========

Investment operations:

  Net investment income (loss)(a)                        (.15)           (.27)        (.14)         .05         .10         .07

  Net realized and unrealized gain                       1.81            4.31         6.69          .60        2.20        2.70
                                                    ---------       ---------    ---------    ---------    --------    --------

    Total from investment operations                     1.66            4.04         6.55          .65        2.30        2.77
                                                    ---------       ---------    ---------    ---------    --------    --------

Distributions to shareholders from:

  Net investment income                                     -            (.30)        (.05)        (.05)       (.14)          -

  Net realized gain                                     (2.73)          (1.28)        (.63)        (.72)      (2.38)          -
                                                    ---------       ---------    ---------    ---------    --------    --------

    Total distributions                                 (2.73)          (1.58)        (.68)        (.77)      (2.52)          -
                                                    ---------       ---------    ---------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD                      $   22.82       $   23.89    $   21.43    $   15.56    $  15.68    $  15.90
                                                    =========       =========    =========    =========    ========    ========

Total Return(b)                                          7.03%(d)       20.08%       43.80%        4.12%      17.16%      21.10%(d)

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including waiver and
    expense reductions                                   1.04%(d)        2.10%        1.73%         .38%        .38%        .17%(d)

  Expenses, excluding waiver and
    expense reductions                                   1.06%(d)        2.27%        2.18%        2.76%       3.08%       1.50%(d)

  Net investment income (loss)                           (.65)%(d)      (1.22)%       (.84)%        .31%        .64%        .49%(d)

                                                   SIX MONTHS
                                                      ENDED                         YEAR ENDED 10/31                 5/1/2000(c)
                                                    4/30/2005       -----------------------------------------------       TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2004        2003         2002         2001     10/31/2000
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                  $  12,509       $  10,838    $   8,892    $   5,442    $  4,889    $  2,032

   Portfolio turnover rate                              16.72%          36.97%       48.55%       36.02%      52.63%      82.02%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

MICRO-CAP VALUE FUND

                                                   SIX MONTHS
                                                      ENDED                                YEAR ENDED 10/31
                                                    4/30/2005       -----------------------------------------------------------
                                                   (UNAUDITED)         2004        2003         2002         2001        2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $   24.00       $   21.53    $   15.63    $   15.72    $  15.92    $  10.75
                                                    =========       =========    =========    =========    ========    ========

Investment operations:

  Net investment income (loss)(a)                        (.12)           (.22)        (.09)         .12         .16         .14

  Net realized and unrealized gain                       1.82            4.32         6.73          .59        2.19        5.19
                                                    ---------       ---------    ---------    ---------    --------    --------

    Total from investment operations                     1.70            4.10         6.64          .71        2.35        5.33
                                                    ---------       ---------    ---------    ---------    --------    --------

Distributions to shareholders from:

  Net investment income                                     -            (.35)        (.11)        (.08)       (.17)       (.09)

  Net realized gain                                     (2.73)          (1.28)        (.63)        (.72)      (2.38)       (.07)
                                                    ---------       ---------    ---------    ---------    --------    --------

    Total distributions                                 (2.73)          (1.63)        (.74)        (.80)      (2.55)       (.16)
                                                    ---------       ---------    ---------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD                      $   22.97       $   24.00    $   21.53    $   15.63    $  15.72    $  15.92
                                                    =========       =========    =========    =========    ========    ========

Total Return(b)                                          7.18%(d)       20.36%       44.35%        4.51%      17.48%      50.12%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including waiver and
    expense reductions                                    .92%(d)        1.85%+       1.41%         .00%        .00%        .00%

  Expenses, including waiver and
    expense reductions                                    .94%(d)        2.02%+       1.86%        2.38%       2.70%       2.50%

  Net investment income (loss)                           (.53)%(d)       (.97)%+      (.52)%        .69%       1.02%       1.15%

                                                   SIX MONTHS
                                                      ENDED                               YEAR ENDED 10/31
                                                    4/30/2005       -----------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2004        2003         2002         2001        2000
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $   2,451       $   1,763    $      21    $      15    $     14    $     12

  Portfolio turnover rate                               16.72%          36.97%       48.55%       36.02%      52.63%      82.02%

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. This report covers the following two funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro-Cap Growth Fund"), Class A and Y shares and Lord Abbett Micro-Cap Value Fund ("Micro-Cap Value Fund"), Class A and Y shares. The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class Y shares, although there may be a contingent deferred sales charge ("CDSC") for certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear all expenses and fees relating to the Class A 12b-1 Distribution Plan.

(f) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at an annual rate of 1.50%.

For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse expenses for each Fund to the extent necessary to maintain total operating expenses for Class A at 2.10% and Class Y at 1.85% of average daily net assets.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to the Class A shares of the Micro-Cap Growth Fund and Micro-Cap Value Fund pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The service fees are accrued daily based upon the average daily net assets attributable to Class A at an annual rate of .25%.

Class Y does not have a distribution plan.

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2005 and the fiscal year ended October 31, 2004 were as follows:

                                    MICRO-CAP GROWTH FUND          MICRO-CAP VALUE FUND
---------------------------------------------------------------------------------------
                                 04/30/2005    10/31/2004      04/30/2005    10/31/2004
                                (UNAUDITED)                   (UNAUDITED)
---------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                 $         -   $         -     $    276,855   $  123,122
Net long-term capital gains         174,238             -        1,187,279      533,775
---------------------------------------------------------------------------------------
   Total distributions paid     $   174,238   $         -     $  1,464,134   $  656,897
=======================================================================================

As of April 30, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                    MICRO-CAP GROWTH FUND          MICRO-CAP VALUE FUND
---------------------------------------------------------------------------------------
Tax cost                                   $    5,627,796                 $  12,209,103
---------------------------------------------------------------------------------------
Gross unrealized gain                             985,867                     3,066,450
Gross unrealized loss                            (644,053)                     (405,275)
---------------------------------------------------------------------------------------
   Net unrealized security gain            $      341,814                 $   2,661,175
=======================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005 were as follows:

                                       PURCHASES           SALES
----------------------------------------------------------------
Micro-Cap Growth                   $   2,720,622    $  2,508,407
Micro-Cap Value                        3,630,420       2,332,910

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2005.

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9.   INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

MICRO-CAP GROWTH FUND

                                                      SIX MONTHS ENDED
                                                        APRIL 30, 2005                          YEAR ENDED
                                                           (UNAUDITED)                    OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------
                                              SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                   26,447   $       338,742            66,459   $       794,315
Reinvestment of distributions                 11,457           144,812                 -                 -
Shares reacquired                            (20,102)         (258,606)          (96,743)       (1,128,485)
----------------------------------------------------------------------------------------------------------
Increase (decrease)                           17,802   $       224,948           (30,284)  $      (334,170)
----------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                   20,355   $       272,882            84,132   $       990,296
Reinvestment of distributions                  2,285            29,179                 -                 -
Shares reacquired                            (19,626)         (255,692)                -                 -
----------------------------------------------------------------------------------------------------------
Increase                                       3,014   $        46,369            84,132   $       990,296
----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

MICRO-CAP VALUE FUND

                                                      SIX MONTHS ENDED
                                                        APRIL 30, 2005                          YEAR ENDED
                                                           (UNAUDITED)                    OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------
                                              SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                   42,254   $       986,310            99,668   $     2,225,860
Reinvestment of distributions                 55,593         1,261,412            32,042           655,266
Shares reacquired                             (3,516)          (80,508)          (92,812)       (2,153,835)
----------------------------------------------------------------------------------------------------------
Increase                                      94,331   $     2,167,214            38,898   $       727,291
----------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                   28,434   $       666,244            72,362   $     1,700,318
Reinvestment of distributions                  8,880           202,570                80             1,631
Shares reacquired                             (4,074)          (97,128)                -                 -
----------------------------------------------------------------------------------------------------------
Increase                                      33,240   $       771,686            72,442   $     1,701,949
----------------------------------------------------------------------------------------------------------

All of the outstanding capital shares of Micro-Cap Growth Fund and Micro-Cap Value Fund are held by Lord Abbett and partners and employees of Lord Abbett.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on as to how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388;
(ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 9, 2004, the Board of Trustees of the Funds, including all Trustees who are not interested persons of the Funds (the "Board"), considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

MICRO-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the performance of the Fund compared to two different performance universes. The Board noted that the performance of the Class Y shares of the Fund were in the first quintile of one performance universe for all periods, and in the first quintile of the other performance universe for all periods, except the one-year period, in which it was in the second quintile. The Board also noted that the performance was above that of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, it considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual advisory and administrative services fees were approximately sixty-four basis points above the median. The Board also noted that Lord Abbett had implemented an expense cap that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class Y to 1.85%. The Board noted that, taking into account the cap, the total expense ratio of Class A was approximately thirty-six basis points above the median of the peer group and the total expense ratio of Class Y was approximately forty-five basis points above the median. The Board also noted the Fund was only offered to institutional investors and to employees of Lord Abbett.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

MICRO-CAP GROWTH FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the performance of the Fund compared to two different performance universes. The Board noted noted that the performance of the Class Y shares of the Fund was in the fourth quintile of one performance universe for the nine-month and three-year periods and in the fifth quintile for the one-and five-year periods, and in the first quintile in the nine-month and three-year periods, in the third quintile in the one-year period, and in the second quintile in the five-year period for the second performance universe. The Board also noted that the performance was below that of the Lipper Small-Cap Core Index and above that of the Lipper Small-Cap Growth Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, it considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual management and administrative services fees were approximately sixty-four basis points above the median of the peer group. The Board noted that Lord Abbett had implemented a total expense cap for the Fund that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class Y to 1.85%. The Board noted that, in light of the expense, the total expense ratio of Class A was approximately thirty-six basis points above the median of the peer group and the total expense ratio of Class Y was approximately forty-five basis points above the median of the peer group. The Board also noted the Fund was offered only to institutional investors and to employees of Lord Abbett.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

                     This page is intentionally left blank.

[LORD ABBETT(R) LOGO]


  This report when not used for the general information of
   shareholders of the Fund, is to be distributed only if           Lord Abbett Securities Trust
    preceded or accompanied by a current Fund Prospectus.                 Lord Abbett Micro-Cap Growth Fund
                                                                          Lord Abbett Micro-Cap Value Fund
      Lord Abbett Mutual Fund shares are distributed by
                 LORD ABBETT DISTRIBUTOR LLC                                                                             LAMC-3-0405
                                                                                                                             (06/05)

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4-8:   PRINCIPAL ACCOUNTANT FEES AND SERVICES. [RESERVED]
            Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
            Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
            Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
            Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
            Not applicable.

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM10:     CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:    EXHIBITS.

      (a)(1) Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     LORD ABBETT SECURITIES TRUST

                                   /s/ Robert S. Dow
                                   -----------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                   /s/ Joan A. Binstock
                                   --------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: June 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                              LORD ABBETT SECURITIES TRUST


                                /s/ Robert S. Dow
                                -----------------
                                Robert S. Dow
                                Chief Executive Officer,
                                Chairman and President


                                /s/ Joan A. Binstock
                                --------------------
                                Joan A. Binstock
                                Chief Financial Officer and Vice President


Date: June 22, 2005